                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06087

                       Salomon Brothers Series Funds Inc
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
              (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800)-725-6666

                      Date of fiscal year end: December 31
                    Date of reporting period: June 30, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

                                    [GRAPHIC]



June 30, 2003

SEMI-ANNUAL
REPORT

[LOGO]

       Salomon Brothers Asset Management




Salomon Brothers Investment Series
--------------------------------------------------------------------------------





..  All Cap Value Fund

..  Balanced Fund

..  Capital Fund

..  International Equity Fund

..  Investors Value Fund

..  Large Cap Growth Fund

..  Small Cap Growth Fund


[LOGO]
   SALOMON
   BROTHERS
Asset Management

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

          Table of Contents



Letter from the Chairman...................................................  1

Schedules of Investments...................................................  2

Statements of Assets and Liabilities....................................... 32

Statements of Operations................................................... 34

Statements of Changes in Net Assets........................................ 36

Notes to Financial Statements.............................................. 40

Financial Highlights....................................................... 53

          Letter from the Chairman

[PHOTO]

R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.sbam.com where you can find additional insight on your Fund. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 28, 2003

          Schedules of Investments
          June 30, 2003 (unaudited)


Salomon Brothers All Cap Value Fund
--------------------------------------------------------------------------------

Shares                       Security                         Value
----------------------------------------------------------------------
COMMON STOCK -- 97.2%

Aerospace & Defense -- 3.0%
  2,100 Goodrich Corp. (a)................................. $   44,100
  3,500 Honeywell International Inc........................     93,975
  4,600 Raytheon Co........................................    151,064
                                                            ----------
                                                               289,139
                                                            ----------

Banks -- 1.7%
  3,000 The Bank of New York Co., Inc......................     86,250
  2,000 Bank One Corp. (a).................................     74,360
                                                            ----------
                                                               160,610
                                                            ----------

Biotechnology -- 2.5%
 15,000 Aphton Corp. (b)...................................    123,600
  5,250 Enzo Biochem, Inc. (a)(b)..........................    112,980
                                                            ----------
                                                               236,580
                                                            ----------

Chemicals -- 4.0%
  4,000 Cabot Corp. (a)....................................    114,800
  3,100 The Dow Chemical Co. (a)...........................     95,976
  6,800 Engelhard Corp.....................................    168,436
                                                            ----------
                                                               379,212
                                                            ----------

Commercial Services & Supplies -- 2.8%
    900 NDC Health Corp. (a)...............................     16,515
  3,000 Sabre Holdings Corp. (b)...........................     73,950
  7,200 Waste Management, Inc..............................    173,448
                                                            ----------
                                                               263,913
                                                            ----------

Communications Equipment -- 3.9%
 10,300 3com Corp. (b).....................................     48,204
 50,000 Lucent Technologies Inc. (a)(b)....................    101,500
 15,000 Motorola, Inc......................................    141,450
  5,000 Nokia Corp.........................................     82,150
                                                            ----------
                                                               373,304
                                                            ----------

Computers & Peripherals -- 3.0%
  3,000 Electronics For Imaging, Inc. (b)..................     60,870
  5,700 Hewlett Packard Co.................................    121,410
  1,200 International Business Machines Corp...............     99,000
                                                            ----------
                                                               281,280
                                                            ----------

Containers & Packaging -- 0.7%
  5,000 Smurfit-Stone Container Corp. (b)..................     65,150
                                                            ----------

Diversified Financials -- 5.1%
  5,700 American Express Co................................    238,317
  2,300 Countrywide Financial Corp.........................    160,011
  2,100 State Street Corp..................................     82,740
                                                            ----------
                                                               481,068
                                                            ----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers All Cap Value Fund
--------------------------------------------------------------------------------

Shares                       Security                         Value
----------------------------------------------------------------------

Diversified Telecommunication Services -- 3.1%
  4,300 Ericsson LM Telefonaktiebolaget (a)(b)............. $   45,709
  6,000 Nippon Telegraph & Telephone Corp..................    118,800
  5,000 SBC Communications Inc.............................    127,750
                                                            ----------
                                                               292,259
                                                            ----------

Electrical Equipment -- 1.1%
  2,000 Emerson Electric Co................................    102,200
                                                            ----------

Electronic Equipment & Instruments -- 3.8%
 13,600 Agilent Technologies, Inc. (a)(b)..................    265,880
 25,000 Solectron Corp. (a)(b).............................     93,500
                                                            ----------
                                                               359,380
                                                            ----------

Energy Equipment & Services -- 1.1%
  4,400 GlobalSantaFe Corp. (a)............................    102,696
                                                            ----------

Food & Drug Retailing -- 0.8%
  3,700 Safeway Inc........................................     75,702
                                                            ----------

Healthcare Providers & Services -- 0.3%
    800 McKesson Corp......................................     28,592
                                                            ----------

Hotels, Restaurants & Leisure -- 2.5%
  7,400 Carnival Corp. (a).................................    240,574
                                                            ----------

Household Durables -- 0.7%
  6,000 Fleetwood Enterprises, Inc. (a)(b).................     44,400
    900 SONY CORP..........................................     25,381
                                                            ----------
                                                                69,781
                                                            ----------

Insurance -- 12.8%
  5,400 The Allstate Corp..................................    192,510
  3,800 Ambac Financial Group, Inc. (a)....................    251,750
  2,600 The Chubb Corp.....................................    156,000
 17,900 CNA Surety Corp....................................    176,315
  1,800 The Hartford Financial Services Group, Inc. (a)....     90,648
  3,000 MBIA Inc. (a)......................................    146,250
  2,000 MGIC Investment Corp. (a)..........................     93,280
  3,000 Radian Group Inc...................................    109,950
                                                            ----------
                                                             1,216,703
                                                            ----------

Internet Software & Services -- 0.7%
 10,000 RealNetworks, Inc. (a).............................     67,800
                                                            ----------

IT Consulting & Services -- 1.4%
 10,500 Unisys Corp. (b)...................................    128,940
                                                            ----------

Leisure Equipment & Products -- 3.5%
  2,700 Eastman Kodak Co. (a)..............................     73,845
  9,000 Hasbro Inc. (a)....................................    157,410
  5,200 Mattel Inc.........................................     98,384
                                                            ----------
                                                               329,639
                                                            ----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers All Cap Value Fund
--------------------------------------------------------------------------------

Shares                       Security                         Value
----------------------------------------------------------------------

Machinery -- 2.3%
    900 Caterpillar Inc.................................... $   50,094
  1,100 Ingersoll-Rand Co. (a).............................     52,052
  5,000 Pall Corp..........................................    112,500
                                                            ----------
                                                               214,646
                                                            ----------

Media -- 9.2%
 12,600 AOL Time Warner Inc. (b)...........................    202,734
  3,100 Comcast Corp., Class A Shares (b)..................     89,373
 15,300 Liberty Media Corp. (b)............................    176,868
  7,900 Metro Goldwyn Mayer Inc. (a)(b)....................     98,118
  3,000 The News Corp. Ltd., ADR (a).......................     90,810
 10,800 The Walt Disney Co.................................    213,300
                                                            ----------
                                                               871,203
                                                            ----------

Metals & Mining -- 4.0%
  7,700 Alcoa Inc..........................................    196,350
 10,000 Brush Engineered Materials Inc. (a)(b).............     83,500
  3,000 Newmont Mining Corp................................     97,380
                                                            ----------
                                                               377,230
                                                            ----------

Multi-Utilities -- 0.5%
  2,500 Duke Energy Corp. (a)..............................     49,875
                                                            ----------

Office Electronics -- 0.1%
  1,100 IKON Office Solutions Inc. (a).....................      9,790
                                                            ----------

Oil & Gas -- 4.2%
    700 Amerada Hess Corp..................................     34,426
  2,900 Anadarko Petroleum Corp............................    128,963
  1,800 ChevronTexaco Corp.................................    129,960
  1,870 ConocoPhillips.....................................    102,476
                                                            ----------
                                                               395,825
                                                            ----------

Paper & Forest Products -- 2.0%
  2,600 Georgia Pacific Corp...............................     49,270
  2,700 Weyerhaeuser Co. (a)...............................    145,800
                                                            ----------
                                                               195,070
                                                            ----------

Pharmaceuticals -- 7.2%
  2,700 Abbott Laboratories................................    118,152
  4,700 Bentley Pharmaceuticals, Inc. (a)(b)...............     61,805
  3,600 Bristol-Myers Squibb Co............................     97,740
  9,780 Pfizer Inc.........................................    333,987
  1,600 Wyeth..............................................     72,880
                                                            ----------
                                                               684,564
                                                            ----------

Semiconductor Equipment & Products -- 5.5%
  6,600 Intel Corp.........................................    137,174
 11,200 Lattice Semiconductor Corp. (a)(b).................     92,176
  7,500 LSI Logic Corp. (a)(b).............................     53,100
  9,400 Taiwan Semiconductor Manufacturing Co. Ltd. (a)(b).     94,752
  8,000 Texas Instruments Inc..............................    140,800
                                                            ----------
                                                               518,002
                                                            ----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers All Cap Value Fund
--------------------------------------------------------------------------------

 Shares                       Security                         Value
-----------------------------------------------------------------------

Software -- 0.9%
  11,300 Micromuse Inc. (a)(b).............................. $   90,287
                                                             ----------

Specialty Retail -- 1.6%
   2,600 The Gap, Inc.......................................     48,776
   3,100 The Home Depot, Inc................................    102,672
                                                             ----------
                                                                151,448
                                                             ----------

Wireless Telecommunication Services -- 1.2%
   5,200 Sprint Corp. (a)(b)................................     29,900
   4,300 Vodafone Group PLC (a).............................     84,495
                                                             ----------
                                                                114,395
                                                             ----------
         TOTAL COMMON STOCK (Cost -- $9,457,145)............  9,216,857
                                                             ----------
  Face
 Amount
--------
REPURCHASE AGREEMENT -- 2.8%
$265,000 Merrill Lynch & Co., Inc., 1.050% due 7/1/03;
          Proceeds at maturity -- $265,008; (Fully
          collateralized by Federal Home Loan Bonds and
          Notes, 3.500% to 11.250% due 11/15/04 to 2/15/26;
          Market value -- $270,300) (Cost -- $265,000)......    265,000
                                                             ----------
         TOTAL INVESTMENTS -- 100.0% (Cost -- $9,722,145*).. $9,481,857
                                                             ==========

--------
(a) All or a portion of this security is on loan (See Notes 1 and 3).
(b) Non-income producing security.
*  Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   ADR -- American Depositary Receipt


          Loaned Securities Collateral
          June 30, 2003 (unaudited)

Salomon Brothers All Cap Value Fund
--------------------------------------------------------------------------------

   Face
  Amount                        Security                         Value
-------------------------------------------------------------------------
$1,959,485 State Street Navigator Securities Lending Trust
            Prime Portfolio (Cost -- $1,959,485).............. $1,959,485
                                                               ==========



                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


Salomon Brothers Balanced Fund
--------------------------------------------------------------------------------

 Shares                       Security                          Value
-------------------------------------------------------------------------
COMMON STOCK -- 46.0%

Aerospace & Defense -- 0.5%
   7,400 United Technologies Corp........................... $    524,142
                                                             ------------

Air Freight & Couriers -- 0.3%
   6,200 United Parcel Services, Inc., Class B Shares.......      394,940
                                                             ------------

Banks -- 2.0%
   9,000 Bank of America Corp...............................      711,270
  52,400 The Bank of New York Co., Inc......................    1,506,500
                                                             ------------
                                                                2,217,770
                                                             ------------

Beverages -- 0.8%
  13,000 The Coca-Cola Co...................................      603,330
   8,000 PepsiCo, Inc.......................................      356,000
                                                             ------------
                                                                  959,330
                                                             ------------

Chemicals -- 0.1%
   5,341 Monsanto Co........................................      115,579
                                                             ------------

Commercial Services & Supplies -- 0.0%
   4,310 Indesco International, Inc.........................       23,705
                                                             ------------

Communications Equipment -- 0.2%
  29,000 Motorola, Inc......................................      273,470
                                                             ------------

Computers & Peripherals -- 3.1%
   2,028 Axiohm Transaction Solutions, Inc. (a).............            0
  15,900 Dell Computer Corp. (a)(b).........................      508,164
  18,722 Hewlett-Packard Co.................................      398,779
  31,000 International Business Machines Corp...............    2,557,500
                                                             ------------
                                                                3,464,443
                                                             ------------

Consumer Cyclicals -- 0.2%
  28,868 Fine Host Corp. (a)(c).............................      202,076
                                                             ------------

Diversified Financials -- 3.3%
  12,500 American Express Co................................      522,625
  64,500 J.P. Morgan Chase & Co.............................    2,204,610
  22,700 Merrill Lynch & Co., Inc...........................    1,059,636
                                                             ------------
                                                                3,786,871
                                                             ------------

Diversified Telecommunication Services -- 4.0%
   4,000 AT&T Corp..........................................       77,000
   7,180 NTL Europe Inc.....................................           72
  59,100 SBC Communications Inc.............................    1,510,005
  74,160 Verizon Communications Inc.........................    2,925,612
                                                             ------------
                                                                4,512,689
                                                             ------------

Energy Equipment & Services -- 1.4%
  35,000 Halliburton Co.....................................      805,000
  16,000 Schlumberger Ltd...................................      761,120
                                                             ------------
                                                                1,566,120
                                                             ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Balanced Fund
--------------------------------------------------------------------------------

 Shares                       Security                          Value
-------------------------------------------------------------------------

Food & Drug Retailing -- 1.0%
  23,700 The Kroger Co...................................... $    395,316
  33,800 Safeway Inc. (a)...................................      691,548
                                                             ------------
                                                                1,086,864
                                                             ------------

Food Products -- 0.3%
   4,466 Del Monte Foods Co.................................       39,479
  10,000 H.J. Heinz Co......................................      329,800
                                                             ------------
                                                                  369,279
                                                             ------------

Healthcare Equipment & Supplies -- 0.2%
   6,000 Bausch & Lomb Inc..................................      225,000
                                                             ------------

Hotels, Restaurants & Leisure -- 0.1%
   6,000 McDonald's Corp....................................      132,360
                                                             ------------

Industrial Conglomerates -- 0.9%
  34,000 General Electric Co................................      975,120
                                                             ------------

Insurance -- 2.7%
  14,600 American International Group, Inc..................      805,628
     466 Berkshire Hathaway Inc., Class B Shares (a)........    1,132,380
  18,000 The Chubb Corp.....................................    1,080,000
                                                             ------------
                                                                3,018,008
                                                             ------------

Media -- 3.4%
  56,400 AOL Time Warner Inc................................      907,476
   6,470 Comcast Corp. (a)..................................      195,265
  87,200 The News Corp. Ltd., ADR...........................    2,184,360
 120,103 UnitedGlobalCom, Inc. (d)..........................      620,933
                                                             ------------
                                                                3,908,034
                                                             ------------

Metals & Mining -- 1.3%
  55,800 Alcoa Inc..........................................    1,422,900
                                                             ------------

Oil & Gas -- 4.8%
  20,436 BP Amoco PLC.......................................      858,721
   7,392 ChevronTexaco Corp.................................      533,702
  66,000 Exxon Mobil Corp...................................    2,370,060
  12,800 Royal Dutch Petroleum Co., NY Shares...............      596,736
  60,000 Suncor Energy, Inc.................................    1,125,000
                                                             ------------
                                                                5,484,219
                                                             ------------

Personal Products -- 0.3%
   6,200 Avon Products, Inc.................................      385,640
                                                             ------------

Pharmaceuticals -- 4.4%
  16,300 Johnson & Johnson..................................      842,710
   8,000 Merck & Co., Inc...................................      484,400
  87,534 Pfizer Inc.........................................    2,989,286
  13,500 Wyeth..............................................      614,925
                                                             ------------
                                                                4,931,321
                                                             ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Balanced Fund
--------------------------------------------------------------------------------

 Shares                       Security                          Value
-------------------------------------------------------------------------

Real Estate -- 8.8%
  67,500 Arden Realty, Inc.................................. $  1,751,625
  35,000 Bedford Property Investors, Inc. (d)...............      994,000
  55,000 Brandywine Realty Trust............................    1,354,100
  45,000 Duke-Weeks Realty Corp.............................    1,239,750
  75,000 Mid-Atlantic Realty Trust..........................    1,570,500
  84,000 New Plan Excel Realty Trust........................    1,793,400
  18,000 Prentiss Properties Trust..........................      539,820
  35,000 Reckson Associates Realty Corp. (d)................      730,100
                                                             ------------
                                                                9,973,295
                                                             ------------

Road & Rail -- 0.6%
  14,000 Canadian National Railway Co.......................      675,640
                                                             ------------

Specialty Retail -- 1.0%
  35,900 The Home Depot, Inc................................    1,189,008
                                                             ------------

Telephone -- 0.2%
   5,072 NTL Inc............................................      173,057
                                                             ------------

Wireless Telecommunication Services -- 0.1%
  12,872 AT&T Wireless Services Inc. (a)....................      105,679
                                                             ------------
         TOTAL COMMON STOCK (Cost -- $52,107,180)...........   52,096,559
                                                             ------------
CONVERTIBLE PREFERRED STOCK -- 1.5%

Electronic Equipment & Instruments -- 1.1%
  49,000 Electronic Data Services...........................    1,080,450
  16,000 Solectron Corp.....................................      187,840
                                                             ------------
                                                                1,268,290
                                                             ------------

Energy -- 0.4%
   9,500 American Electric Power Inc. (d)...................      416,290
                                                             ------------

Telecommunications Services -- 0.0%
   2,874 NTL Europe Inc.....................................        5,748
                                                             ------------

Transportation -- 0.0%
         TCR Holding Corp.:
     321  Class B Shares (a)................................            0
     177  Class C Shares (a)................................            0
     466  Class D Shares (a)................................            0
     964  Class E Shares (a)................................            1
                                                             ------------
                                                                        1
                                                             ------------
         TOTAL CONVERTIBLE PREFERRED STOCK
         (Cost -- $1,862,507)...............................    1,690,329
                                                             ------------
 Rights
--------
RIGHTS (a) -- 0.0%
 229,655 Contifinancial Corp. (units) (Cost -- $6,048)......        6,890
                                                             ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Balanced Fund
--------------------------------------------------------------------------------

    Face
   Amount                          Security                          Value
------------------------------------------------------------------------------
CORPORATE BONDS -- 9.8%

Electric/Gas -- 0.8%
  $   250,000 Allied Waste Industries, Inc., 7.875% due 1/1/09... $    262,813
      250,000 Calpine Corp., 8.750% due 7/15/07..................      205,625
      175,000 Dominion Resources Inc., 4.125% due 2/15/08........      183,393
      200,000 NiSource Inc., 7.500% due 11/15/03.................      203,766
                                                                  ------------
                                                                       855,597
                                                                  ------------

Finance -- 3.7%
      150,000 Boston Properties Ltd., 6.250% due 1/15/13.........      164,557
      230,000 CIT Group Inc., 7.750% due 4/2/12..................      274,692
      250,000 Countrywide Home Loans Inc., 5.625% due 5/15/07....      275,585
      250,000 Credit Suisse First Boston Corp., 4.625% due
               1/15/08...........................................      267,242
      200,000 Ford Motor Credit Co., 7.875% due 6/15/10..........      214,609
      275,000 General Electric Capital Corp., 3.500% due 5/1/08..      281,902
      200,000 General Motors Acceptance Corp., 6.875% due 9/15/11      200,979
      325,000 The Goldman Sachs Group, Inc., 6.600% due 1/15/12..      378,274
      250,000 Household Finance Corp., 8.000% due 7/15/10........      310,565
      250,000 Hutchison Whampoa International, 6.500% due
               2/13/13 (e).......................................      262,849
      175,000 Independence Community Bank Corp., 3.500% due
               6/20/13...........................................      172,032
      250,000 Morgan Stanley, 4.250% due 5/15/10.................      257,705
      250,000 SLM Corp., 1.451% due 4/25/06......................      250,426
      250,000 Standard Chartered Bank, 8.000% due 5/30/31 (e)....      318,729
      100,000 Textron Financial Corp., 2.750% due 6/1/06.........       99,922
      350,000 Washington Mutual Financial, 6.875% due 5/15/11....      415,640
                                                                  ------------
                                                                     4,145,708
                                                                  ------------

Industrials -- 5.2%
      100,000 American Safety Razor Co., 9.875% due 8/1/05.......       93,500
      350,000 AOL Time Warner Inc., 7.625% due 4/15/31...........      405,454
      200,000 AT&T Broadband Corp., 8.375% due 3/15/13...........      251,007
      200,000 AT&T Wireless Services, Inc., 8.750% due 3/1/31....      248,094
      115,000 Cole National Group Inc., 8.625% due 8/15/07.......      112,125
      200,000 CSC Holdings, Inc., 10.500% due 5/15/16............      219,000
      200,000 Devon Financing Corp. ULC, 6.875% due 9/30/11......      234,985
      300,000 H.J. Heinz Finance Co., 6.750% due 3/15/32.........      358,965
      125,000 Harrah's Operating Co., Inc., 7.875% due 12/15/05..      136,250
      130,000 Hines Horticulture, Inc., 12.750% due 10/15/05.....      137,150
      225,000 HMH Properties, 7.875% due 8/1/08..................      229,500
      200,000 The Holt Group, 9.750% due 1/15/06 (f).............        7,000
      250,000 Home Interiors & Gifts Inc., 10.125% due 6/1/08....      255,000
      500,000 Intermune Inc., 5.750% due 7/15/06.................      468,750
      170,000 International Lease Financial Corp., 6.375% due
               3/15/09...........................................      190,622
      175,000 Kellogg Co., 2.875% due 6/1/08.....................      173,966
       25,000 Levi Strauss & Co., 7.000% due 11/1/06 (d).........       20,313
      150,000 Nexfor Inc., 7.250% due 7/1/12.....................      170,712
      175,000 North Atlantic Trading Co., 11.000% due 6/15/04....      167,125
      150,000 Park Place Entertainment Corp., 7.875% due 12/15/05      160,313
      175,000 Potash Corp., 4.875% due 3/1/13....................      180,501
      175,000 Rogers Communications, Inc., 8.875% due 7/15/07 (d)      181,125
      200,000 Safeway Inc., 7.250% due 2/1/31....................      225,979

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Balanced Fund
--------------------------------------------------------------------------------

    Face
   Amount                          Security                          Value
------------------------------------------------------------------------------

Industrials -- 5.2% (continued)
  $   325,000 Sprint Capital Corp., 8.375% due 3/15/12........... $    389,876
       75,000 Teekay Shipping Corp., 8.320% due 2/1/08...........       80,438
      175,000 Valero Energy Corp., 7.500% due 4/15/32............      199,006
      350,000 Viacom Inc., 6.625% due 5/15/11....................      413,519
      175,000 WMC Finance USA Ltd., 5.125% due 5/15/13 (e).......      181,088
                                                                  ------------
                                                                     5,891,363
                                                                  ------------

Utilities -- 0.1%
      150,000 United Utilities PLC, 4.550% due 6/19/18...........      143,631
                                                                  ------------
              TOTAL CORPORATE BONDS (Cost -- $10,615,814)........   11,036,299
                                                                  ------------
CONVERTIBLE CORPORATE BONDS -- 2.6%

Consumer Cyclicals -- 0.5%
      750,000 Costco Wholesale Corp., zero coupon due 8/19/17....      629,063
                                                                  ------------

Energy -- 0.1%
    1,000,000 Friede Goldman Halter, Inc., 4.500% due 9/15/04 (f)       80,000
                                                                  ------------

Media and Telecommunications -- 1.0%
      350,000 CIENA Corp., 3.750% due 2/1/08.....................      292,250
      750,000 EchoStar Communications Corp., 5.750% due 5/15/08
               (e)...............................................      797,813
                                                                  ------------
                                                                     1,090,063
                                                                  ------------

Technology -- 0.7%
      500,000 Amkor Technologies Inc., 5.750% due 6/1/06.........      458,750
      500,000 i2 Technologies Inc., 5.250% due 12/15/06..........      386,250
                                                                  ------------
                                                                       845,000
                                                                  ------------

Utilities -- 0.3%
      375,000 The AES Corp., 4.500% due 8/15/05..................      337,500
                                                                  ------------
              TOTAL CONVERTIBLE CORPORATE BONDS (Cost --
              $3,536,867)........................................    2,981,626
                                                                  ------------
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS -- 18.6%
              U.S. Treasury Notes:
    3,000,000  5.875% due 11/15/04 (d)(g)........................    3,193,713
    1,750,000  3.000% due 11/15/07 (d)(g)........................    1,805,645
      525,000  2.625% due 5/15/08 (d)............................      529,963
    2,000,000  5.000% due 2/15/11 (d)(g).........................    2,245,548
       50,000  4.000% due 11/15/12 (d)...........................       52,045
    1,150,000 U.S. Treasury Bonds, 5.375% due 2/15/31 (d)(g).....    1,295,323
              Federal Home Loan Mortgage Corp. (FHLMC):
      211,460  8.000% due 7/1/20.................................      228,926
       76,934  6.500% due 3/1/26.................................       80,348
               Gold:
       64,593    6.500% due 3/1/26...............................       67,459
      129,315    6.500% due 5/1/26...............................      135,053
    2,500,000    6.000% due 1/1/33 (h)(i)........................    2,592,187

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Balanced Fund
--------------------------------------------------------------------------------

   Face
  Amount                        Security                          Value
--------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS -- 18.6% (continued)
           Federal National Mortgage Association (FNMA):
$  750,000  5.500% due 2/15/06 (d)............................ $   823,841
     6,817  6.500% due 10/1/10................................       7,219
 1,000,000  6.250% due 2/1/11.................................   1,154,999
    45,979  6.500% due 10/1/11................................      48,655
   111,226  6.500% due 4/1/13.................................     117,465
    82,768  6.500% due 5/1/13.................................      87,411
    99,799  6.500% due 7/1/13.................................     105,397
   165,533  9.000% due 1/1/24.................................     184,551
    10,183  7.000% due 9/1/25.................................      10,762
    33,285  6.500% due 12/1/25................................      34,850
    55,528  7.000% due 3/1/26.................................      58,660
   103,917  6.500% due 6/1/26.................................     108,748
    50,287  7.000% due 3/1/27.................................      53,123
     6,505  7.000% due 11/1/28................................       6,863
   126,650  7.000% due 2/1/29.................................     133,712
     9,094  7.000% due 3/1/29.................................       9,606
   294,918  7.000% due 4/1/29.................................     311,182
     7,400  8.000% due 5/1/30.................................       7,982
     5,527  8.000% due 9/1/30.................................       5,961
   160,906  8.000% due 1/1/31.................................     173,564
   114,413  8.000% due 2/1/31.................................     123,413
            Gold:
 2,000,000    5.500% due 1/1/33 (h)...........................   2,067,500
   880,000    6.000% due 1/1/33 (h)(i)........................     914,650
 2,200,000    6.500% due 1/1/33 (h)(i)........................   2,294,875
                                                               -----------
           TOTAL U.S. GOVERNMENT AGENCIES AND
           OBLIGATIONS (Cost -- $19,733,919)..................  21,071,199
                                                               -----------
ASSET-BACKED SECURITIES -- 2.7%

Financial /Leasing -- 2.7%
   725,000 Capital One Master Trust, Series 2000-5, Class A,
            5.300% due 6/15/09................................     781,024
   615,079 Green Tree Financial Corp., Series 1997-6, Class
            A8, 7.070% due 1/15/29............................     637,846
   500,000 Household Automotive Trust, Series 2000-1, Class
            A3, 1.730% due 12/17/07...........................     501,045
   500,000 Prime Credit Card Master Trust, Series 2000-1,
            Class A, 6.700% due 10/15/09......................     547,467
   250,000 Region of Lombardy, 5.804% due 10/25/32............     278,364
   228,281 Soundview Home Equity Loan Trust, Series 2000-1,
            Class A1F, 8.640% due 5/25/30.....................     256,504
                                                               -----------
           TOTAL ASSET-BACKED SECURITIES (Cost -- $2,870,262).   3,002,250
                                                               -----------
           SUB-TOTAL INVESTMENTS (Cost -- $90,732,597)........  91,885,152
                                                               -----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Balanced Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                          Value
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 18.8%
$ 4,020,000 State Street Bank and Trust Co., 1.000% due
             7/1/03; Proceeds at maturity -- $4,020,112;
             (Fully collateralized by Federal Home Loan Bonds,
             2.200% due 11/14/03; Market value -- $4,102,430).. $  4,020,000
 17,309,000 State Street Bank and Trust Co., 1.000% due
             7/1/03; Proceeds at maturity --
             $17,309,481; (Fully collateralized by U.S.
             Treasury Bonds, 11.125% due 8/15/03; Market value
             -- $17,655,581)...................................   17,309,000
                                                                ------------
            TOTAL REPURCHASE AGREEMENTS (Cost -- $21,329,000)..   21,329,000
                                                                ------------
            TOTAL INVESTMENTS -- 100.0% (Cost -- $112,061,597*) $113,214,152
                                                                ============

--------
(a) Non-income producing security.
(b) Subsequent to the reporting period, the company changed its name to Dell
    Inc.
(c) Security is valued in accordance with fair valuation procedures.
(d) All or a portion of this security is on loan (See Notes 1 and 3).
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f) Security is currently in default.
(g) Securities with an aggregate market value of $8,540,229 are segregated as collateral for to-be-announced ("TBA") securities.
(h) Security is issued on a TBA basis (See Note 1).
(i) Mortgage dollar roll (See Note 1).
*  Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   ADR -- American Depositary Receipt


          Loaned Securities Collateral
          June 30, 2003 (unaudited)

Salomon Brothers Balanced Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                          Value
---------------------------------------------------------------------------
$12,269,533 State Street Navigator Securities Lending Trust
             Prime Portfolio (Cost -- $12,269,533)............. $12,269,533
                                                                ===========

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Capital Fund
--------------------------------------------------------------------------------

  Shares                        Security                            Value
------------------------------------------------------------------------------
COMMON STOCK -- 81.5%

Consumer Discretionary -- 10.8%
   119,000 Abercrombie & Fitch Co., Class A Shares (a)........ $     3,380,790
 1,500,000 AOL Time Warner Inc. (a)...........................      24,135,000
   700,000 Cablevision Systems New York Group, Class A Shares
            (a)...............................................      14,532,000
   500,000 Federated Department Stores, Inc. (b)..............      18,425,000
   466,286 Fine Host Corp. (a)................................       3,264,002
   728,702 Kmart Holding Corp. (a)............................      19,711,380
 1,500,000 Liberty Media Corp., Class A Shares (a)............      17,340,000
 1,525,000 The News Corp. Ltd., ADR (b).......................      38,201,250
                                                               ---------------
                                                                   138,989,422
                                                               ---------------

Consumer Staples -- 7.8%
 1,000,000 Costco Wholesale Corp. (a).........................      36,600,000
 1,750,000 Pathmark Stores, Inc. (a)..........................      13,387,500
 2,500,000 Safeway Inc. (a)(b)................................      51,150,000
                                                               ---------------
                                                                   101,137,500
                                                               ---------------

Energy -- 17.8%
   550,000 Apache Corp........................................      35,783,000
   408,000 Devon Energy Corp. (b).............................      21,787,200
   770,000 ENSCO International Inc. (b).......................      20,713,000
 1,000,000 Newfield Exploration Co. (a)(b)....................      37,550,000
   650,000 Noble Corp. (a)....................................      22,295,000
   400,000 Premcor Inc. (a)(b)................................       8,620,000
   714,000 Rowan Cos., Inc. (a)(b)............................      15,993,600
   350,000 SEACOR SMIT Inc. (a)(b)............................      12,771,500
   969,200 Suncor Energy, Inc.................................      18,172,500
 1,600,000 Transocean Inc. (a)(b).............................      35,152,000
                                                               ---------------
                                                                   228,837,800
                                                               ---------------

Financial Services -- 12.9%
   750,000 American International Group, Inc. (b).............      41,385,000
       450 Berkshire Hathaway Inc., Class A Shares (a)........      32,625,000
   500,000 Merrill Lynch & Co., Inc. (b)......................      23,340,000
   600,000 PartnerRe Ltd......................................      30,666,000
   400,000 Prudential Financial, Inc. (b).....................      13,460,000
   300,000 XL Capital Ltd., Class A Shares....................      24,900,000
                                                               ---------------
                                                                   166,376,000
                                                               ---------------

Healthcare -- 7.9%
   400,000 Becton, Dickinson & Co.............................      15,540,000
 3,250,000 Medarex, Inc. (a)..................................      21,417,500
   300,000 Merck & Co. Inc....................................      18,165,000
   275,000 Roche Holding AG -- Genussschein...................      21,617,897
 1,000,000 Triad Hospitals, Inc. (a)(b).......................      24,820,000
                                                               ---------------
                                                                   101,560,397
                                                               ---------------

Information Technology -- 15.8%
 8,000,000 3Com Corp. (a).....................................      37,440,000
 7,425,000 CIENA Corp. (a)....................................      38,535,750
 2,250,000 Comverse Technology, Inc. (a)(b)...................      33,817,500
 1,750,000 Latitude Communications, Inc. (a)..................       3,255,000

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Capital Fund
--------------------------------------------------------------------------------

  Shares                         Security                            Value
-------------------------------------------------------------------------------

Information Technology -- 15.8% (continued)
 12,500,000 Lucent Technologies, Inc. (a)...................... $    25,375,000
  2,250,000 Micron Technology, Inc. (a)(b).....................      26,167,500
  8,528,200 Sun Microsystems, Inc. (a).........................      39,229,720
                                                                ---------------
                                                                    203,820,470
                                                                ---------------

Materials -- 1.1%
  2,750,000 AK Steel Holding Corp. (a).........................       9,955,000
    896,154 PolyOne Corp.......................................       3,987,885
                                                                ---------------
                                                                     13,942,885
                                                                ---------------

Telecommunication Services -- 7.4%
  2,840,000 AT&T Wireless Services Inc. (a)(b).................      23,316,400
  2,400,000 Dobson Communications Corp., Class A Shares (a)....      13,080,000
    425,266 NTL Europe, Inc. (a)...............................           4,253
    760,000 NTL Inc. (a)(b)....................................      25,931,200
     15,000 NTL Inc. (a)(c)....................................         505,974
  2,907,600 UnitedGlobalCom, Inc., Class A Shares (a)..........      15,032,292
    425,000 Verizon Communications Inc.........................      16,766,250
                                                                ---------------
                                                                     94,636,369
                                                                ---------------
            TOTAL COMMON STOCK (Cost -- $1,058,387,292)........   1,049,300,843
                                                                ---------------
PREFERRED STOCK --  0.0%

Telecommunication Services --  0.0%
    168,180 NTL Europe, Inc., 10.000% due 1/10/23 (a)
             (Cost -- $0)......................................         336,360
                                                                ---------------
CONVERTIBLE PREFERRED STOCK -- 3.2%

Information Technology --  3.2%
     50,000 Lucent Technologies Capital Trust I, 7.750% due
             3/15/17 (Cost -- $22,147,793).....................      40,556,500
                                                                ---------------

   Face
  Amount
------------
CORPORATE BONDS -- 3.2%

Telecommunication Services -- 3.2%
$16,748,000 NTL Inc., 19.000% due 1/1/10 (d)...................      15,735,374
            United Pan-Europe Communications N.V.:
 14,500,000  10.875% due 8/1/09 (e)............................       3,190,000
  5,000,000  11.250% due 2/1/10 (e)............................       1,100,000
 82,414,000  Zero coupon until 8/1/04, 12.500% thereafter, due
               8/1/09 (e)......................................      12,774,170
 48,795,000  Zero coupon until 11/1/04, 13.375% thereafter,
               due 11/1/09 (e).................................       7,197,263
 10,244,000  Zero coupon until 2/1/05, 13.750% thereafter, due
               2/1/10 (e)......................................       1,459,770
                                                                ---------------
            TOTAL CORPORATE BONDS (Cost -- $32,292,177)........      41,456,577
                                                                ---------------
CONVERTIBLE CORPORATE BONDS -- 0.2%

Energy -- 0.2%
 31,570,000 Friede Goldman Halter Inc., 4.500% due 9/15/04 (e)
             (Cost -- $11,433,375).............................       2,525,600
                                                                ---------------
            SUB-TOTAL INVESTMENTS (Cost -- $1,124,260,637).....   1,134,175,880
                                                                ---------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Capital Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.9%
$77,000,000 Greenwich Capital Markets, Inc., 1.000% due
             7/1/03; Proceeds at maturity -- $77,002,139;
             (Fully collateralized by U.S. Treasury Notes and
             Bonds, 5.250% to 14.000% due 11/15/11 to
             11/15/28; Market value -- $78,572,850)............ $   77,000,000
 75,943,000 State Street Bank & Trust Co., 1.000% due 7/1/03;
             Proceeds at maturity -- $75,945,110; (Fully
             collateralized by U.S. Treasury Notes and Bonds,
             7.250% to 8.125% due 5/15/16 to 8/15/19; Market
             value -- $77,475,869).............................     75,943,000
                                                                --------------
            TOTAL REPURCHASE AGREEMENTS (Cost -- $152,943,000).    152,943,000
                                                                --------------
            TOTAL
            INVESTMENTS -- 100.0% (Cost -- $1,277,203,637*).... $1,287,118,880
                                                                ==============

--------
(a) Non-income producing security.
(b) All or a portion of this security is on loan (See Notes 1 and 3).
(c) Restricted stock. Security is valued in accordance with fair valuation procedures.
(d) Payment-in-kind security for which all or part of the interest earned may be paid in additional bonds.
(e) Security is currently in default.
*  Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   ADR -- American Depositary Receipt


          Loaned Securities Collateral
          June 30, 2003 (unaudited)

Salomon Brothers Capital Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                          Value
---------------------------------------------------------------------------
$63,324,394 State Street Navigator Securities Lending Trust
             Prime Portfolio (Cost -- $63,324,394)............. $63,324,394
                                                                ===========

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers International Equity Fund
--------------------------------------------------------------------------------

Shares                      Security                         Value
---------------------------------------------------------------------
COMMON STOCK -- 72.2%

Australia -- 1.9%
 8,646 Australia & New Zealand Banking Group Ltd.......... $  108,038
 4,185 News Corp..........................................     31,472
                                                           ----------
                                                              139,510
                                                           ----------

Denmark -- 1.0%
 2,129 Novo Nordisk AS....................................     74,642
                                                           ----------

Finland -- 2.8%
 6,577 Nokia Oyj, Sponsored ADR...........................    108,239
 8,610 Stora Enso Oyj.....................................     96,363
                                                           ----------
                                                              204,602
                                                           ----------

France -- 8.4%
   620 Aventis S.A........................................     34,167
 3,096 BNP Paribas S.A....................................    157,582
 2,544 Bouygues S.A.......................................     70,347
 1,793 Carrefour S.A......................................     88,023
 1,319 Sanofi Synthelabo S.A..............................     77,376
   973 Suez S.A...........................................     15,512
   728 Total S.A..........................................    110,200
 2,766 Veolia Environnement S.A...........................     56,951
   949 Vivendi Universal S.A..............................     17,302
                                                           ----------
                                                              627,460
                                                           ----------

Germany -- 4.9%
 1,412 Altana AG..........................................     89,231
 1,295 DaimlerChrysler AG.................................     45,283
 1,474 Deutsche Bank AG...................................     95,760
 1,632 E.On AG............................................     84,043
 1,659 Metro AG...........................................     53,718
                                                           ----------
                                                              368,035
                                                           ----------

Ireland -- 0.7%
 3,665 Allied Irish Banks PLC, Sponsored ADR (a)..........     54,846
                                                           ----------

Italy -- 3.8%
 3,024 Alleanza Assicurazioni, S.p.A......................     28,801
 8,513 Eni S.p.A..........................................    128,962
26,091 UniCredito Italiano S.p.A..........................    124,546
                                                           ----------
                                                              282,309
                                                           ----------

Japan -- 15.1%
   500 ADVANTEST CORP.....................................     22,193
 1,200 Aeon Co. Ltd.......................................     27,533
 3,000 CANON INC..........................................    137,917
 4,800 Denso Corp.........................................     76,212
 2,000 Fuji Photo Film Co.................................     57,903
 2,500 Honda Motor Co.....................................     94,906
   700 Hoya Corp..........................................     48,300
     6 Mitsubishi Tokyo Financial Group, Inc..............     27,183
17,000 Mitsui Sumitomo Insurance Co.......................     79,004
    33 Nippon Telegraph & Telephone Corp..................    129,682
 2,000 Ricoh Co., Ltd.....................................     32,740

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers International Equity Fund
--------------------------------------------------------------------------------

Shares                      Security                         Value
---------------------------------------------------------------------

Japan -- 15.1% (continued)
 1,000 Shionogi & Co., Ltd................................ $   13,575
 1,300 SONY CORP..........................................     36,661
 6,000 Sumitomo Electric Industries, Ltd..................     43,903
 3,400 Takeda Chemical Industries, Ltd....................    125,669
 6,600 Toyota Motor Corp..................................    171,257
                                                           ----------
                                                            1,124,638
                                                           ----------

Netherlands -- 3.3%
 5,510 Fortis.............................................     95,068
 1,298 Heineken N.V.......................................     46,134
 1,881 Unilever N.V.......................................    101,084
                                                           ----------
                                                              242,286
                                                           ----------

Singapore -- 0.4%
 4,682 United Overseas Bank Ltd...........................     32,973
                                                           ----------

Spain -- 2.1%
 7,350 Banco Bilbao Vizcaya Argentaria, S.A...............     77,357
 6,863 Telefonica S.A., Sponsored ADR (a)(b)..............     79,810
                                                           ----------
                                                              157,167
                                                           ----------

Switzerland -- 4.1%
   928 Credit Suisse Group................................     24,477
   348 Nestle S.A.........................................     71,964
 3,646 Novartis AG........................................    144,588
   409 Swiss Re...........................................     22,710
   789 UBS AG.............................................     43,986
                                                           ----------
                                                              307,725
                                                           ----------

United Kingdom -- 23.7%
   826 Astrazeneca PLC....................................     33,177
12,963 BHP Billiton PLC...................................     68,351
 7,440 BOC Group PLC......................................     95,614
33,780 BP PLC.............................................    234,646
 3,741 British Sky Broadcast Group PLC....................     41,522
 1,420 Carnival PLC.......................................     43,210
11,764 Centrica PLC.......................................     34,174
 9,643 Diageo PLC.........................................    103,125
12,668 Hanson PLC.........................................     70,721
17,252 HSBC Holdings PLC..................................    204,172
62,936 Legal & General Group PLC..........................     87,383
 4,438 Lloyds TSB Group...................................     31,561
 5,650 National Grid Transco PLC..........................     38,383
 8,321 Reed Elsevier PLC..................................     69,353
20,354 Rentokil Initial PLC...............................     63,670
 4,847 Royal Bank of Scotland Group PLC...................    136,197
 5,655 Smith & Nephew PLC.................................     32,552
38,165 Tesco PLC..........................................    138,309
84,298 Vodafone Group PLC, Sponsored ADR (a)..............    165,113
 7,004 Wolseley PLC.......................................     77,595
                                                           ----------
                                                            1,768,828
                                                           ----------
       TOTAL COMMON STOCK (Cost -- $4,694,014)............  5,385,021
                                                           ----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers International Equity Fund
--------------------------------------------------------------------------------

   Face
  Amount                        Security                         Value
-------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 27.8%
$2,074,000 State Street Bank and Trust Co., 1.000% due
            7/1/03; Proceeds at maturity -- $2,074,058;
            (Fully collateralized by U.S. Treasury Notes,
            1.750% due 12/31/04; Market value -- $2,115,750)
            (Cost -- $2,074,000).............................. $2,074,000
                                                               ----------
           TOTAL INVESTMENTS -- 100.0% (Cost -- $6,768,014*).. $7,459,021
                                                               ==========

--------
(a) Non income producing security.
(b) All or a portion of this security is on loan (See Notes 1 and 3).
*  Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   ADR -- American Depositary Receipt


          Loaned Securities Collateral
          June 30, 2003 (unaudited)

Salomon Brothers International Equity Fund
---------------------------------------------------------------------

  Face
 Amount                       Security                        Value
---------------------------------------------------------------------
$285,077 State Street Navigator Securities Lending Trust
          Prime Portfolio (Cost -- $285,077)................ $285,077
                                                             ========

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Investors Value Fund
--------------------------------------------------------------------------------

  Shares                       Security                          Value
---------------------------------------------------------------------------
COMMON STOCK -- 92.8%

Aerospace & Defense -- 2.8%
   714,100 Honeywell International Inc...................... $   19,173,585
   276,600 United Technologies Corp.........................     19,591,578
                                                             --------------
                                                                 38,765,163
                                                             --------------

Banks -- 9.1%
   221,100 Bank of America Corp.............................     17,473,533
   723,700 The Bank of New York Co., Inc....................     20,806,375
   651,700 FleetBoston Financial Corp.......................     19,362,007
   804,500 U.S. Bancorp.....................................     19,710,250
   410,500 Wachovia Corp....................................     16,403,580
   401,100 Washington Mutual, Inc...........................     16,565,430
   329,400 Wells Fargo & Co.................................     16,601,760
                                                             --------------
                                                                126,922,935
                                                             --------------

Chemicals -- 0.9%
   420,200 The Dow Chemical Co..............................     13,009,392
                                                             --------------

Commercial Services & Supplies -- 0.6%
   343,300 Waste Management, Inc............................      8,270,097
                                                             --------------

Communications Equipment -- 5.1%
 1,370,300 3Com Corp. (a)...................................      6,413,004
   951,200 Comverse Technology, Inc. (a)....................     14,296,536
 6,012,300 Lucent Technologies Inc. (b).....................     12,204,969
 1,894,700 Motorola, Inc. (b)...............................     17,867,021
 1,234,500 Nokia Oyj, ADR...................................     20,282,835
                                                             --------------
                                                                 71,064,365
                                                             --------------

Computers & Peripherals -- 3.7%
 1,483,000 Hewlett-Packard Co...............................     31,587,900
 4,318,000 Sun Microsystems, Inc. (a).......................     19,862,800
                                                             --------------
                                                                 51,450,700
                                                             --------------

Diversified Financials -- 9.1%
   379,500 American Express Co..............................     15,866,895
    35,100 Federal Home Loan Mortgage Corp..................      1,782,027
   209,500 The Goldman Sachs Group, Inc.....................     17,545,625
   520,160 J.P. Morgan Chase & Co...........................     17,779,069
   842,200 MBNA Corp........................................     17,551,448
   498,500 Merrill Lynch & Co., Inc.........................     23,269,980
   357,200 Morgan Stanley...................................     15,270,300
   708,600 Waddell & Reed Financial Inc., Class A Shares (b)     18,189,762
                                                             --------------
                                                                127,255,106
                                                             --------------

Diversified Telecommunication Services -- 4.5%
   561,140 AT&T Corp. (b)...................................     10,801,945
   898,900 SBC Communications Inc...........................     22,966,895
   743,500 Verizon Communications Inc.......................     29,331,075
                                                             --------------
                                                                 63,099,915
                                                             --------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Investors Value Fund
--------------------------------------------------------------------------------

  Shares                    Security                       Value
---------------------------------------------------------------------

Electric Utilities -- 1.7%
   390,300 Progress Energy, Inc....................... $   17,134,170
   391,800 Xcel Energy, Inc. (b)......................      5,892,672
                                                       --------------
                                                           23,026,842
                                                       --------------

Electronic Equipment & Instruments -- 0.9%
 3,264,600 Solectron Corp. (a)(b).....................     12,209,604
                                                       --------------

Energy Equipment & Services -- 3.5%
   640,100 ENSCO International Inc. (b)...............     17,218,690
   446,000 GlobalSantaFe Corp.........................     10,409,640
   955,100 Transocean Inc. (a)........................     20,983,547
                                                       --------------
                                                           48,611,877
                                                       --------------

Food & Drug Retailing -- 2.9%
 1,014,500 The Kroger Co. (a).........................     16,921,860
 1,140,900 Safeway Inc. (a)...........................     23,342,814
                                                       --------------
                                                           40,264,674
                                                       --------------

Food Products -- 0.6%
   278,200 Kraft Foods Inc., Class A Shares (b).......      9,055,410
                                                       --------------

Gas Utilities -- 1.2%
   876,100 NiSource Inc...............................     16,645,900
                                                       --------------

Healthcare Providers & Services -- 1.9%
   556,000 HCA Inc....................................     17,814,240
   738,700 Tenet Healthcare Corp. (a).................      8,605,855
                                                       --------------
                                                           26,420,095
                                                       --------------

Hotels, Restaurants & Leisure -- 2.8%
 1,314,600 McDonald's Corp............................     29,000,076
   297,700 MGM MIRAGE.................................     10,175,386
                                                       --------------
                                                           39,175,462
                                                       --------------

Household Durables -- 0.7%
   199,200 Fortune Brands, Inc........................     10,398,240
                                                       --------------

Household Products -- 1.7%
   466,700 Kimberly-Clark Corp........................     24,333,738
                                                       --------------

Insurance -- 5.7%
   419,800 American International Group, Inc..........     23,164,564
   239,800 The Hartford Financial Services Group, Inc.     12,076,328
   273,900 Loews Corp.................................     12,952,731
   405,000 The St. Paul Cos., Inc.....................     14,786,550
   109,500 Willis Group Holdings Ltd..................      3,367,125
   158,500 XL Capital Ltd.............................     13,155,500
                                                       --------------
                                                           79,502,798
                                                       --------------

Media -- 5.2%
           Comcast Corp.:
   431,290   Class A Shares...........................     13,016,332
   468,600   Special Class A Shares...................     13,509,738

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Investors Value Fund
--------------------------------------------------------------------------------

  Shares                       Security                          Value
----------------------------------------------------------------------------

Media -- 5.2% (continued)
 1,983,600 Liberty Media Corp., Class A Shares (a)......... $     22,930,416
   923,400 The News Corp. Ltd., ADR (b)....................       23,131,170
                                                            ----------------
                                                                  72,587,656
                                                            ----------------

Metals & Mining -- 1.8%
   966,500 Alcoa Inc.......................................       24,645,750
                                                            ----------------

Multi-Line Retail -- 2.9%
   499,800 Federated Department Stores, Inc................       18,417,630
   571,000 Target Corp.....................................       21,606,640
                                                            ----------------
                                                                  40,024,270
                                                            ----------------

Oil & Gas -- 5.5%
   543,400 BP PLC..........................................       22,833,668
   278,200 ChevronTexaco Corp..............................       20,086,040
   333,300 Royal Dutch Petroleum Co........................       15,538,446
   237,500 TotalFinaElf S.A., ADR..........................       18,002,500
                                                            ----------------
                                                                  76,460,654
                                                            ----------------

Paper & Forest Products -- 1.5%
   575,200 International Paper Co..........................       20,551,896
                                                            ----------------

Pharmaceuticals -- 5.9%
   512,800 Bristol-Myers Squibb Co.........................       13,922,520
   897,000 Pfizer Inc......................................       30,632,550
 1,037,000 Schering-Plough Corp............................       19,288,200
   411,000 Wyeth...........................................       18,721,050
                                                            ----------------
                                                                  82,564,320
                                                            ----------------

Real Estate -- 1.5%
   749,100 Equity Office Properties Trust..................       20,233,191
                                                            ----------------

Semiconductor Equipment & Products -- 1.0%
    41,400 ASML Holding N.V., N.Y. Registered Shares (a)(b)          395,784
    95,300 Intel Corp......................................        1,980,715
   666,700 LSI Logic Corp. (a)(b)..........................        4,720,236
   584,600 Micron Technology, Inc. (a)(b)..................        6,798,898
                                                            ----------------
                                                                  13,895,633
                                                            ----------------

Software -- 0.6%
   286,500 Veritas Software Corp. (a)......................        8,213,955
                                                            ----------------

Specialty Retail -- 2.0%
   374,700 The Gap, Inc. (b)...............................        7,029,372
   617,900 The Home Depot, Inc.............................       20,464,848
                                                            ----------------
                                                                  27,494,220
                                                            ----------------

Tobacco -- 3.9%
   871,400 Altria Group, Inc...............................       39,596,416
   383,500 R.J. Reynolds Tobacco Holdings, Inc. (b)........       14,270,035
                                                            ----------------
                                                                  53,866,451
                                                            ----------------

Wireless Telecommunication Services -- 1.6%
 2,708,900 AT&T Wireless Services Inc. (a).................       22,240,069
                                                            ----------------
           TOTAL COMMON STOCK
           (Cost -- $1,179,409,764)........................    1,292,260,378
                                                            ----------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Investors Value Fund
--------------------------------------------------------------------------------

    Face
   Amount                        Security                           Value
------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.2%
$100,337,000 State Street Bank and Trust Co., 1.000% due
              7/1/03; Proceeds at maturity -- $100,339,787;
              (Fully collateralized by U.S. Treasury Bonds and
              Notes, 0.000% to 7.125% due 9/18/03 to 2/15/23;
              Market value -- $102,348,160) (Cost --
              $100,337,000).................................... $  100,337,000
                                                                --------------
             TOTAL INVESTMENTS -- 100.0% (Cost --
             $1,279,746,764*).................................. $1,392,597,378
                                                                ==============

--------
(a) Non-income producing security.
(b) All or a portion of this security is on loan (See Notes 1 and 3).
*  Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   ADR -- American Depositary Receipt



          Loaned Securities Collateral
          June 30, 2003 (unaudited)


Salomon Brothers Investors Value Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                          Value
----------------------------------------------------------------------------
$69,982,738 State Street Navigator Securities Lending Trust
             Prime Portfolio (Cost -- $69,982,738)............. $ 69,982,738
                                                                ============

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Large Cap Growth Fund
--------------------------------------------------------------------------------

Shares                      Security                         Value
---------------------------------------------------------------------
COMMON STOCK -- 95.5%

Air Freight & Couriers -- 0.2%
   440 Expeditors International of Washington, Inc........ $   15,242
                                                           ----------

Banks -- 1.8%
 1,300 Fifth Third Bancorp................................     74,542
 1,120 Wells Fargo & Co...................................     56,448
                                                           ----------
                                                              130,990
                                                           ----------

Beverages -- 6.7%
 2,080 Anheuser-Busch Cos., Inc...........................    106,184
 4,710 The Coca-Cola Co...................................    218,591
 3,480 PepsiCo, Inc.......................................    154,860
                                                           ----------
                                                              479,635
                                                           ----------

Biotechnology -- 2.5%
 2,730 Amgen Inc. (a).....................................    181,381
                                                           ----------

Commercial Services & Supplies -- 2.3%
 1,830 Automatic Data Processing, Inc.....................     61,964
 1,340 The BISYS Group, Inc. (a)..........................     24,616
   520 Cintas Corp........................................     18,429
 2,145 Paychex, Inc.......................................     62,870
                                                           ----------
                                                              167,879
                                                           ----------

Communications Equipment -- 2.8%
11,900 Cisco Systems, Inc. (a)............................    198,611
                                                           ----------

Computers & Peripherals -- 6.1%
 4,980 Dell Computer Corp. (a)(b).........................    159,161
 2,680 International Business Machines Corp...............    221,100
 3,260 Network Appliance, Inc. (a)(c).....................     52,845
                                                           ----------
                                                              433,106
                                                           ----------

Diversified Financials -- 7.2%
 3,390 American Express Co................................    141,736
 2,160 Fannie Mae.........................................    145,670
 1,340 Freddie Mac........................................     68,032
 2,235 MBNA Corp..........................................     46,577
 2,790 State Street Corp..................................    109,926
                                                           ----------
                                                              511,941
                                                           ----------

Food & Drug Retailing -- 2.2%
 2,410 Sysco Corp.........................................     72,396
 2,740 Walgreen Co........................................     82,474
                                                           ----------
                                                              154,870
                                                           ----------

Healthcare Equipment & Supplies -- 2.8%
   980 Biomet, Inc........................................     28,087
 3,570 Medtronic, Inc.....................................    171,253
                                                           ----------
                                                              199,340
                                                           ----------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Large Cap Growth Fund
--------------------------------------------------------------------------------

Shares                      Security                         Value
---------------------------------------------------------------------

Healthcare Providers & Services -- 3.2%
   870 AmerisourceBergen Corp............................. $   60,335
 1,325 Cardinal Health, Inc...............................     85,197
 2,840 Health Management Associates, Inc., Class A Shares.     52,398
   350 WellPoint Health Networks Inc. (a).................     29,505
                                                           ----------
                                                              227,435
                                                           ----------

Household Products -- 3.0%
 2,380 The Procter & Gamble Co............................    212,248
                                                           ----------

Industrial Conglomerates -- 7.0%
   690 3M Co..............................................     88,996
14,250 General Electric Co................................    408,690
                                                           ----------
                                                              497,686
                                                           ----------

Machinery -- 0.5%
   570 Danaher Corp.......................................     38,788
                                                           ----------

Media -- 0.7%
   850 The McGraw-Hill Cos. Inc...........................     52,700
                                                           ----------

Multiline Retail -- 5.5%
   840 Kohl's Corp. (a)...................................     43,159
 6,510 Wal-Mart Stores, Inc...............................    349,392
                                                           ----------
                                                              392,551
                                                           ----------

Personal Products -- 0.4%
   590 Alberto-Culver Co., Class B Shares.................     30,149
                                                           ----------

Pharmaceuticals -- 20.0%
 3,300 Abbott Laboratories................................    144,408
 1,660 Eli Lilly & Co.....................................    114,490
   980 Forest Laboratories, Inc. (a)......................     53,655
 5,540 Johnson & Johnson..................................    286,418
 3,200 Merck & Co., Inc...................................    193,760
14,319 Pfizer Inc.........................................    488,994
 3,150 Wyeth..............................................    143,483
                                                           ----------
                                                            1,425,208
                                                           ----------

Semiconductor Equipment & Products -- 4.5%
 9,700 Intel Corp.........................................    201,605
 2,020 Linear Technology Corp.............................     65,064
 1,670 Maxim Integrated Products, Inc.....................     57,097
                                                           ----------
                                                              323,766
                                                           ----------

Software -- 8.3%
18,170 Microsoft Corp.....................................    465,334
10,290 Oracle Corp. (a)...................................    123,686
                                                           ----------
                                                              589,020
                                                           ----------

Specialty Retail -- 4.1%
   750 American Eagle Outfitters, Inc. (a)................     13,755
   710 Bed Bath & Beyond Inc. (a).........................     27,555
 3,560 The Home Depot, Inc................................    117,907

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Large Cap Growth Fund
--------------------------------------------------------------------------------

 Shares                       Security                         Value
-----------------------------------------------------------------------

Specialty Retail -- 4.1% (continued)
   1,320 Lowe's Cos., Inc................................... $   56,694
     300 Ross Stores, Inc...................................     12,822
   3,460 The TJX Cos., Inc..................................     65,186
                                                             ----------
                                                                293,919
                                                             ----------

Textiles & Apparel -- 0.5%
     960 Liz Claiborne, Inc.................................     33,840
                                                             ----------

Tobacco -- 2.5%
   3,890 Altria Group, Inc..................................    176,762
                                                             ----------

Trading Companies & Distributors -- 0.7%
   1,020 CDW Corp. (a)......................................     46,716
                                                             ----------
         TOTAL COMMON STOCK
         (Cost -- $7,098,489)...............................  6,813,783
                                                             ----------

  Face
 Amount
---------

REPURCHASE AGREEMENT -- 4.5%
$318,000 State Street Bank and Trust Co., 1.000% due
          7/1/03; Proceeds at maturity -- $318,009; (Fully
          collateralized by U.S. Treasury Notes, 6.000% due
          8/15/09; Market value -- $330,095) (Cost --
          $318,000).........................................    318,000
                                                             ----------
         TOTAL INVESTMENTS -- 100.0%
         (Cost -- $7,416,489*).............................. $7,131,783
                                                             ==========

--------
(a) Non-income producing security.
(b) Subsequent to the reporting period, the company changed its name to Dell
    Inc.
(c) All or a portion of this security is on loan (See Notes 1 and 3).
*  Aggregate cost for Federal income tax purposes is substantially the same.



          Loaned Securities Collateral
          June 30, 2003 (unaudited)

Salomon Brothers Large Cap Growth Fund
--------------------------------------------------------------------------------

 Face
Amount                       Security                        Value
-------------------------------------------------------------------
$47,355 State Street Navigator Securities Lending Trust
         Prime Portfolio (Cost -- $47,355)................. $47,355
                                                            =======

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Small Cap Growth Fund
--------------------------------------------------------------------------------

 Shares                        Security                          Value
--------------------------------------------------------------------------
COMMON STOCK -- 87.4%

Aerospace & Defense -- 1.2%
  350,000 Aeroflex Inc. (a).................................. $  2,709,000
   14,200 L-3 Communications Holdings, Inc. (a)(b)...........      617,558
                                                              ------------
                                                                 3,326,558
                                                              ------------

Auto Components -- 0.5%
   42,200 Gentex Corp. (a)...................................    1,291,742
                                                              ------------

Banks -- 6.1%
   67,000 Banknorth Group, Inc. (c)..........................    1,709,840
   43,700 City National Corp.................................    1,947,272
   47,000 Commerce Bancorp, Inc. (b)(c)......................    1,743,700
   40,000 Cullen/Frost Bankers, Inc..........................    1,284,000
   35,700 East West Bancorp, Inc.............................    1,290,198
   50,400 First Niagara Financial Group, Inc.................      703,584
   50,500 Mercantile Bankshares Corp. (c)....................    1,988,690
   63,600 New York Community Bancorp, Inc....................    1,850,124
   35,400 Pacific Northwest Bancorp..........................    1,230,504
   73,500 UCBH Holdings, Inc.................................    2,107,980
   35,000 Westamerica Bancorp................................    1,507,800
                                                              ------------
                                                                17,363,692
                                                              ------------

Biotechnology -- 5.4%
  100,000 Abgenix, Inc. (a)..................................    1,049,000
   98,200 ILEX Oncology, Inc. (a)............................    1,906,062
  113,000 Medarex, Inc. (a)..................................      744,670
   79,700 Neurocrine Biosciences, Inc. (a)...................    3,980,218
    2,500 Pharmacopeia, Inc. (a).............................       20,625
  100,000 PRAECIS Pharmaceuticals Inc. (a)(b)................      490,000
   79,000 Protein Design Labs, Inc. (a)......................    1,104,420
  461,700 Transkaryotic Therapies, Inc. (a)(b)...............    5,328,018
   33,900 United Therapeutics Corp. (a)(b)...................      738,342
                                                              ------------
                                                                15,361,355
                                                              ------------

Chemicals -- 1.5%
  220,000 Georgia Gulf Corp. (b).............................    4,356,000
                                                              ------------

Communications Equipment -- 5.0%
  515,000 3Com Corp. (a).....................................    2,410,200
  196,000 Adaptec, Inc. (a)..................................    1,524,880
   70,000 Advanced Fibre Communications, Inc. (a)............    1,138,900
   67,500 Avocent Corp. (a)..................................    2,020,275
   77,000 Emulex Corp. (a)...................................    1,753,290
  235,000 McData Corp., Class A shares (a)(b)................    3,447,450
  160,000 Tekelec (a)........................................    1,808,000
                                                              ------------
                                                                14,102,995
                                                              ------------

Computers & Peripherals -- 1.9%
  218,000 ATI Technologies Inc. (a)(b).......................    2,223,600
  263,000 Cray, Inc. (a)(b)..................................    2,077,700
   52,400 Eletronics for Imaging Inc. (a)....................    1,063,196
                                                              ------------
                                                                 5,364,496
                                                              ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Small Cap Growth Fund
--------------------------------------------------------------------------------

 Shares                        Security                          Value
--------------------------------------------------------------------------

Diversified Financials -- 2.1%
   22,500 Investors Financial Services Corp. (b)............. $    652,725
   31,400 Legg Mason, Inc....................................    2,039,430
   74,000 W.P. Stewart & Co., Ltd. (b).......................    1,657,600
   60,000 Waddell & Reed Financial, Inc., Class A Shares.....    1,540,200
                                                              ------------
                                                                 5,889,955
                                                              ------------

Electric Utilities -- 0.8%
   78,000 Black Hills Corp...................................    2,394,600
                                                              ------------

Electrical Equipment & Instruments -- 1.1%
   14,500 Lexar Media, Inc. (a)..............................      138,330
  134,000 Plexus Corp. (a)(b)................................    1,545,020
   51,300 Tech Data Corp. (a)................................    1,370,223
                                                              ------------
                                                                 3,053,573
                                                              ------------

Energy Equipment & Services -- 3.5%
  201,100 Pride International, Inc. (a)......................    3,784,702
  267,500 Rowan Co., Inc. (a)................................    5,992,000
                                                              ------------
                                                                 9,776,702
                                                              ------------

Food & Drug Retailing -- 0.4%
  150,000 Pathmark Stores, Inc. (a)..........................    1,147,500
                                                              ------------

Food Products -- 0.5%
   46,000 Bunge Ltd. (b).....................................    1,315,600
                                                              ------------

Gas Utilities -- 1.2%
  204,900 Southern Union Co. (a)(b)..........................    3,471,006
                                                              ------------

Healthcare Equipment & Supplies -- 5.3%
   50,000 Beckman Coulter, Inc. (c)..........................    2,032,000
   25,000 Cytyc Corp. (a)....................................      263,000
  100,000 Dade Behring Holdings Inc. (a).....................    2,297,000
   30,000 Diagnostics Products Corp..........................    1,231,500
  441,900 DJ Orthopedics, Inc. (a)...........................    4,843,224
   50,000 Respironics, Inc. (a)(b)...........................    1,876,000
   50,000 Viasys Healthcare Inc. (a).........................    1,035,000
   40,000 Wilson Greatbatch Technologies, Inc. (a)(b)........    1,444,000
                                                              ------------
                                                                15,021,724
                                                              ------------

Healthcare Providers & Services -- 2.9%
  300,000 First Horizon Pharmaceutical Corp. (a)(b)..........    1,185,000
   76,300 Mid Atlantic Medical Services, Inc. (a)............    3,990,490
   79,500 PSS World Medical, Inc. (a)........................      457,125
   50,000 Triad Hospitals, Inc. (a)..........................    1,241,000
   35,500 Universal Health Services, Inc. (a)................    1,406,510
                                                              ------------
                                                                 8,280,125
                                                              ------------

Hotels, Restaurants & Leisure -- 2.0%
   60,000 California Pizza Kitchen, Inc. (a)(b)(c)...........    1,290,000
   45,000 P.F. Chang's China Bistro, Inc. (a)(b).............    2,214,450
   84,800 Station Casinos, Inc. (a)(b).......................    2,141,200
                                                              ------------
                                                                 5,645,650
                                                              ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Small Cap Growth Fund
--------------------------------------------------------------------------------

 Shares                        Security                          Value
--------------------------------------------------------------------------

Household Durables -- 0.9%
   45,000 Mohawk Industries, Inc. (a)........................ $  2,498,850
                                                              ------------

Insurance -- 4.4%
   94,000 Brown & Brown, Inc. (c)............................    3,055,000
   63,600 Hilb, Rogal and Hamilton Co. (b)...................    2,164,944
   40,000 Hub International Ltd..............................      684,000
   78,200 IPC Holdings, Ltd..................................    2,619,700
   62,500 PartnerRe Ltd. (b)(c)..............................    3,194,375
   24,200 Platinum Underwriters Holdings, Ltd................      656,788
                                                              ------------
                                                                12,374,807
                                                              ------------

Internet & Catalog Retail -- 0.3%
  125,000 Drugstore.com, Inc. (a)............................      730,000
                                                              ------------

Internet Software & Services -- 1.5%
  191,600 Netegrity Inc. (a)(b)..............................    1,118,944
   48,700 Overture Services, Inc. (a)........................      882,931
   30,900 RADWARE Ltd. (a)...................................      529,317
  365,000 WatchGuard Technologies, Inc. (a)..................    1,679,000
                                                              ------------
                                                                 4,210,192
                                                              ------------

IT Consulting & Services -- 1.0%
  117,500 Perot Systems Corp., Class A Shares (a)............    1,334,800
  150,000 Satyam Computer Services Ltd., ADR (b).............    1,489,500
                                                              ------------
                                                                 2,824,300
                                                              ------------

Machinery -- 1.4%
  100,000 AGCO Corp. (a)(c)..................................    1,708,000
   67,000 Navistar International Corp. (a)...................    2,186,210
                                                              ------------
                                                                 3,894,210
                                                              ------------

Material & Mining -- 0.2%
  174,800 AK Steel Holding Corp. (a).........................      632,776
                                                              ------------

Media -- 2.3%
  600,000 UnitedGlobalCom Inc., Class A Shares (a)(b)........    3,102,000
  167,900 Young Broadcasting Inc., Class A Shares (a)........    3,547,727
                                                              ------------
                                                                 6,649,727
                                                              ------------

Oil & Gas -- 3.2%
   66,600 Newfield Exploration Co. (a).......................    2,500,830
   59,100 Noble Energy, Inc..................................    2,233,980
   41,625 Patina Oil & Gas Corp..............................    1,338,244
   32,000 Pogo Producing Co..................................    1,368,000
   78,000 Premcor Inc. (a)(b)................................    1,680,900
                                                              ------------
                                                                 9,121,954
                                                              ------------

Pharmaceuticals -- 7.3%
   25,000 Andrx Corp. (a)....................................      497,500
  150,000 InterMune Inc. (a)(b)..............................    2,416,500
   47,900 MGI Pharma, Inc. (a)(b)............................    1,227,677
  209,000 Nektar Therapeutics (a)(b).........................    1,929,070

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Small Cap Growth Fund
--------------------------------------------------------------------------------

 Shares                        Security                          Value
--------------------------------------------------------------------------

Pharmaceuticals -- 7.3% (continued)
  200,000 NPS Pharmaceuticals, Inc. (a)(b)................... $  4,868,000
  155,000 SICOR Inc. (a).....................................    3,152,700
   65,000 Taro Pharmaceutical Industries Ltd. (a)(b).........    3,567,200
   75,000 Watson Pharmaceuticals, Inc. (a)...................    3,027,750
                                                              ------------
                                                                20,686,397
                                                              ------------

Real Estate -- 3.3%
   47,100 Alexandria Real Estate Equities, Inc. (c)..........    2,119,500
  140,000 American Financial Realty Trust (b)................    2,087,400
    3,800 Centerpoint Properties Trust.......................      232,750
      860 Corrections Corp. America (a)......................       21,784
   42,500 Cousins Properties Inc.............................    1,185,750
   88,800 PS Business Parks, Inc. (c)........................    3,134,640
   35,000 United Dominion Realty Trust, Inc..................      602,700
                                                              ------------
                                                                 9,384,524
                                                              ------------

Semiconductor Equipment & Products -- 4.8%
  760,000 Agere Systems Inc., Class B Shares (a).............    1,748,000
   53,200 EXAR Corp. (a).....................................      842,156
   53,000 Integrated Circuit Systems, Inc. (a)...............    1,665,790
  461,500 Integrated Device Technology, Inc. (a).............    5,099,575
  141,900 LSI Logic Corp. (a)................................    1,004,652
  151,400 Microsemi Corp. (a)................................    2,422,400
   48,100 Zoran Corp. (a)....................................      924,001
                                                              ------------
                                                                13,706,574
                                                              ------------

Software -- 8.6%
  155,700 Activison, Inc. (a)................................    2,011,644
  180,000 Borland Software Corp. (a)(b)......................    1,758,600
  234,000 Compuware Corp. (a)................................    1,350,180
  275,000 J.D. Edwards & Co. (a)(b)..........................    3,940,750
  205,000 Legato Systems, Inc. (a)(b)........................    1,719,950
  175,000 NetIQ Corp. (a)....................................    2,705,500
  252,000 Network Associates, Inc. (a).......................    3,195,360
  175,000 Quest Software, Inc. (a)(b)........................    2,082,500
   75,000 SERENA Software, Inc. (a)(b).......................    1,566,000
  615,500 TIBCO Software Inc. (a)............................    3,132,895
  100,000 Ulticom, Inc. (a)(b)...............................      950,000
                                                              ------------
                                                                24,413,379
                                                              ------------

Specialty Retail -- 4.8%
   37,500 Abercrombie & Fitch Co., Class A Shares (a)........    1,065,375
  143,300 American Eagle Outfitters, Inc. (a)(c).............    2,628,122
   43,000 AnnTaylor Stores Corp. (a).........................    1,244,850
   70,000 Blockbuster Inc., Class A Shares...................    1,179,500
   90,000 Chico's FAS, Inc. (a)(b)(c)........................    1,894,500
  125,000 Linens 'n Things, Inc. (a).........................    2,951,250
   62,200 Zale Corp. (a).....................................    2,488,000
                                                              ------------
                                                                13,451,597
                                                              ------------

                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)

Salomon Brothers Small Cap Growth Fund
--------------------------------------------------------------------------------

  Shares                         Security                          Value
----------------------------------------------------------------------------

Trading Companies & Distributors -- 1.2%
     52,000 Fastenal Co. (b)................................... $  1,764,880
     85,000 MSC Industrial Direct Co., Inc., Class A Shares....    1,521,500
                                                                ------------
                                                                   3,286,380
                                                                ------------

Wireless Telecommunication Services -- 0.8%
    402,700 Dobson Communications Corp., Class A Shares (a)....    2,194,715
                                                                ------------
            TOTAL COMMON STOCK
            (Cost -- $228,474,509).............................  247,223,655
                                                                ------------
   Face
  Amount
-----------
REPURCHASE AGREEMENT (b) -- 12.6%
$35,553,000 State Street Bank and Trust Co., 1.000% due
             7/1/03; Proceeds at maturity -- $35,553,988;
             (Fully collateralized by U.S. Treasury Notes,
             3.000% due 2/29/04; Market value -- $36,266,344)
             (Cost -- $35,553,000).............................   35,553,000
                                                                ------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $264,027,509)............................. $282,776,655
                                                                ============

--------
(a) Non-income producing security.
(b) All or a portion of this security is on loan (See Notes 1 and 3).
(c) Securities with an aggregate market value of $24,498,367 are segregated and/or held as collateral for open futures contracts commitments.
*  Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   ADR -- American Depositary Receipt


          Loaned Securities Collateral
          June 30, 2003 (unaudited)

Salomon Brothers Small Cap Growth Fund
--------------------------------------------------------------------------------

   Face
  Amount                         Security                          Value
---------------------------------------------------------------------------
$53,686,269 State Street Navigator Securities Lending Trust
             Prime Portfolio (Cost -- $53,686,269)............. $53,686,269
                                                                ===========

                      See Notes to Financial Statements.

                     (This page intentionally left blank.)

          Statements of Assets and Liabilities
          June 30, 2003 (unaudited)

                                                              All Cap
                                                               Value
                                                               Fund
       -----------------------------------------------------------------
       ASSETS:
        Investments, at cost............................... $ 9,457,145
        Short-term investments, at cost....................     265,000
        Loaned securities collateral, at cost (Note 3).....   1,959,485
                                                            ===========
        Investments, at value.............................. $ 9,216,857
        Short-term investments, at value...................     265,000
        Loaned securities collateral, at value (Note 3)....   1,959,485
        Foreign currency, at value++.......................          --
        Cash...............................................         374
        Dividends and interest receivable..................      10,417
        Receivable for Fund shares sold....................          --
        Receivable for securities sold.....................          --
        Receivable for open spot currency contracts........          --
        Receivable from Manager............................          --
        Receivable from broker -- variation margin.........          --
        Other assets.......................................          --
                                                            -----------
        Total Assets.......................................  11,452,133
                                                            -----------
       LIABILITIES:
        Payable for loaned securities collateral (Note 3)..   1,959,485
        Administration fees payable........................         391
        Service and distribution plan fees payable.........         276
        Payable for securities purchased...................          --
        Dividends payable..................................          --
        Payable for Fund shares purchased..................          --
        Management fees payable............................          --
        Payable for open spot currency contracts...........          --
        Bank overdraft.....................................          --
        Accrued expenses...................................      92,282
                                                            -----------
        Total Liabilities..................................   2,052,434
                                                            -----------
       Total Net Assets.................................... $ 9,399,699
                                                            ===========
       NET ASSETS:
        Par value of shares of capital stock............... $       844
        Capital paid in excess of par value................  10,488,777
        Undistributed (overdistributed) net investment
          income...........................................      11,354
        Accumulated net investment loss....................          --
        Accumulated net realized gain (loss) from
          investment transactions, options and futures
          contracts........................................    (860,988)
        Net unrealized appreciation (depreciation) of
          investments, futures contracts and foreign
          currencies.......................................    (240,288)
                                                            -----------
       Total Net Assets.................................... $ 9,399,699
                                                            ===========
       Shares Outstanding:
       Class A.............................................      18,014
                                                            ===========
       Class B.............................................      21,413
                                                            ===========
       Class 2.............................................       4,432
                                                            ===========
       Class O.............................................     800,000
                                                            ===========
       Class Y.............................................          --
                                                            ===========
       Net Asset Value:
       Class A Shares
        Net asset value*...................................      $11.12
                                                            ===========
        Maximum offering price per share (based on maximum
          sales charge of 5.75%)...........................      $11.80
                                                            ===========
       Class B Shares
        Net asset value and offering price per share*......      $10.97
                                                            ===========
       Class 2 Shares
        Net asset value*...................................      $11.00
                                                            ===========
        Maximum offering price per share (based on maximum
          sales charge of 1.00%)...........................      $11.11
                                                            ===========
       Class O Shares
        Net asset value, offering price and redemption
          price per share..................................      $11.14
                                                            ===========
       Class Y Shares
        Net asset value, offering price and redemption
          price per share..................................          --
                                                            ===========

++ Foreign currency at cost for the International Equity Fund is $43,956.
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                      See Notes to Financial Statements.

                              International    Investors     Large Cap     Small Cap
  Balanced        Capital        Equity          Value        Growth        Growth
    Fund           Fund           Fund           Fund          Fund          Fund
--------------------------------------------------------------------------------------
$ 90,732,597  $1,124,260,637  $  4,694,014  $1,179,409,764  $ 7,098,489  $228,474,509
  21,329,000     152,943,000     2,074,000     100,337,000      318,000    35,553,000
  12,269,533      63,324,394       285,077      69,982,738       47,355    53,686,269
============  ==============  ============  ==============  ===========  ============
$ 91,885,152  $1,134,175,880  $  5,385,021  $1,292,260,378  $ 6,813,783  $247,223,655
  21,329,000     152,943,000     2,074,000     100,337,000      318,000    35,553,000
  12,269,533      63,324,394       285,077      69,982,738       47,355    53,686,269
          --              --        43,654              --           --            --
          --          35,940           710          64,423          623            --
     498,885       1,749,294        12,627       2,830,037        8,715        36,592
     342,481       2,687,871     1,834,540       3,328,684       10,241        77,103
     177,923              --       383,867      16,595,362           --     1,017,964
          --              --        41,438              --           --            --
          --              --        27,259              --       36,540            --
          --              --            --              --           --        66,000
          --           9,239         1,473              --           --            --
------------  --------------  ------------  --------------  -----------  ------------
 126,502,974   1,354,925,618    10,089,666   1,485,398,622    7,235,257   337,660,583
------------  --------------  ------------  --------------  -----------  ------------
  12,269,533      63,324,394       285,077      69,982,738       47,355    53,686,269
       4,337              --           407              --          293        11,203
      62,580         683,513         3,977         135,104        4,849       104,449
   8,061,098       2,041,142            --      15,736,156           --     8,680,388
     206,640           1,310            --           5,484           --            --
     126,863       1,529,746       465,224         463,047       12,086       447,030
      40,091         613,478            --       1,728,614           --       156,836
          --              --        41,870              --           --            --
          --              --            --              --           --         8,775
      63,566         665,951        58,266         235,449       36,068        55,937
------------  --------------  ------------  --------------  -----------  ------------
  20,834,708      68,859,534       854,821      88,286,592      100,651    63,150,887
------------  --------------  ------------  --------------  -----------  ------------
$105,668,266  $1,286,066,084  $  9,234,845  $1,397,112,030  $ 7,134,606  $274,509,696
============  ==============  ============  ==============  ===========  ============
$      8,606  $       58,150  $      1,821  $       84,002  $     1,086  $     26,377
 102,990,450   1,436,696,160    20,221,046   1,367,896,494   11,635,953   330,653,720
     (72,655)     (1,319,056)           --         732,933           --            --
          --              --        (6,130)             --      (21,651)      (68,212)
   1,589,335    (159,284,413)  (11,672,341)    (84,452,013)  (4,196,076)  (74,916,695)
   1,152,530       9,915,243       690,449     112,850,614     (284,706)   18,814,506
------------  --------------  ------------  --------------  -----------  ------------
$105,668,266  $1,286,066,084  $  9,234,845  $1,397,112,030  $ 7,134,606  $274,509,696
============  ==============  ============  ==============  ===========  ============
   2,971,084      12,047,332     1,209,613      12,409,891      243,343    18,524,132
============  ==============  ============  ==============  ===========  ============
   3,550,063      15,707,500       298,768       3,161,034      449,088     3,984,920
============  ==============  ============  ==============  ===========  ============
   1,952,693      19,116,384       307,686       3,839,984      391,904     3,809,039
============  ==============  ============  ==============  ===========  ============
     131,902      10,079,363         5,061      40,490,451        1,404        59,348
============  ==============  ============  ==============  ===========  ============
          --       1,199,271            --      24,100,408           --            --
============  ==============  ============  ==============  ===========  ============
      $12.32          $22.50         $5.12          $16.68        $6.71        $10.55
============  ==============  ============  ==============  ===========  ============
      $13.07          $23.87         $5.43          $17.70        $7.12        $11.19
============  ==============  ============  ==============  ===========  ============
      $12.24          $21.75         $4.98          $16.34        $6.53        $10.04
============  ==============  ============  ==============  ===========  ============
      $12.27          $21.79         $4.97          $16.40        $6.53        $10.10
============  ==============  ============  ==============  ===========  ============
      $12.39          $22.01         $5.02          $16.57        $6.60        $10.20
============  ==============  ============  ==============  ===========  ============
      $12.41          $22.78         $5.05          $16.65        $6.69        $10.69
============  ==============  ============  ==============  ===========  ============
          --          $22.80            --          $16.65           --            --
============  ==============  ============  ==============  ===========  ============

                      See Notes to Financial Statements.

          Statements of Operations
          For the Six Months Ended June 30, 2003 (unaudited)


                                                                                    All Cap
                                                                                     Value
                                                                                     Fund
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends...................................................................... $   56,514
  Interest.......................................................................      2,053
  Less: Foreign withholding tax..................................................       (379)
                                                                                  ----------
  Total Investment Income........................................................     58,188
                                                                                  ----------
EXPENSES:
  Audit and legal................................................................     36,179
  Management fees (Note 2).......................................................     30,730
  Registration fees..............................................................     29,970
  Shareholder communications (Note 6)............................................     16,774
  Custody........................................................................     12,229
  Directors' fees................................................................      3,073
  Administration fees (Note 2)...................................................      2,049
  Shareholder servicing fees (Note 6)............................................      2,029
  Service and distribution plan fees (Note 6)....................................      1,218
  Other..........................................................................      3,405
                                                                                  ----------
  Total Expenses.................................................................    137,656
  Less: Management fee waiver and expense reimbursement (Note 2).................    (85,228)
                                                                                  ----------
  Net Expenses...................................................................     52,428
                                                                                  ----------
Net Investment Income (Loss).....................................................      5,760
                                                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS,
FUTURES CONTRACTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
  Realized Gain (Loss) From:
   Investment transactions.......................................................   (325,790)
   Options purchased.............................................................         --
   Futures contracts.............................................................         --
   Foreign currency transactions.................................................       (180)
                                                                                  ----------
  Net Realized Gain (Loss).......................................................   (325,970)
                                                                                  ----------
  Change in Net Unrealized Appreciation (Depreciation) From:
   Investments...................................................................  1,621,462
   Foreign currencies............................................................         --
                                                                                  ----------
  Change in Net Unrealized Appreciation (Depreciation)...........................  1,621,462
                                                                                  ----------
Net Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currencies  1,295,492
                                                                                  ----------
Increase in Net Assets From Operations........................................... $1,301,252
                                                                                  ==========

                      See Notes to Financial Statements.


                           International   Investors   Large Cap    Small Cap
  Balanced      Capital       Equity         Value      Growth       Growth
    Fund         Fund          Fund          Fund        Fund         Fund
 ------------------------------------------------------------------------------
 $  792,570  $  3,517,716   $   160,603  $ 13,587,697  $  41,040  $    547,614
  1,037,451     5,535,241        14,635     1,027,679      2,134     1,214,096
     (6,369)      (30,954)      (21,617)     (206,896)        --          (300)
 ----------  ------------   -----------  ------------  ---------  ------------
  1,823,652     9,022,003       153,621    14,408,480     43,174     1,761,410
 ----------  ------------   -----------  ------------  ---------  ------------
     39,185        50,691        17,631        78,109      9,167        45,819
    263,590     3,335,616        39,659     3,193,738     23,705       817,274
     18,702        40,034         4,458        73,646      3,665        34,285
      9,262       177,275         5,284        70,319      3,688        18,023
     16,546        45,859        42,535        84,649      9,036        20,700
      1,446        22,806           185        21,000        377         3,543
     23,963            --         2,203            --      1,580        58,377
     85,846     1,421,221         7,794       565,286      7,262       244,435
    352,452     3,672,498        21,934       752,623     26,928       567,166
     14,450        40,890        13,291        33,787      3,122        23,575
 ----------  ------------   -----------  ------------  ---------  ------------
    825,442     8,806,890       154,974     4,873,157     88,530     1,833,197
   (137,677)           --       (66,918)           --    (23,705)           --
 ----------  ------------   -----------  ------------  ---------  ------------
    687,765     8,806,890        88,056     4,873,157     64,825     1,833,197
 ----------  ------------   -----------  ------------  ---------  ------------
  1,135,887       215,113        65,565     9,535,323    (21,651)      (71,787)
 ----------  ------------   -----------  ------------  ---------  ------------

  1,588,918   (41,857,927)   (3,868,675)  (12,372,233)  (338,857)  (49,646,412)
         --   (12,347,320)           --            --         --            --
         --            --            --            --         --     3,117,587
       (178)         (334)      (71,695)           --         --            --
 ----------  ------------   -----------  ------------  ---------  ------------
  1,588,740   (54,205,581)   (3,940,370)  (12,372,233)  (338,857)  (46,528,825)
 ----------  ------------   -----------  ------------  ---------  ------------
  5,930,418   260,033,773     3,928,922   179,017,825    899,468    88,288,396
         --            --          (670)           --         --            --
 ----------  ------------   -----------  ------------  ---------  ------------
  5,930,418   260,033,773     3,928,252   179,017,825    899,468    88,288,396
 ----------  ------------   -----------  ------------  ---------  ------------
  7,519,158   205,828,192       (12,118)  166,645,592    560,611    41,759,571
 ----------  ------------   -----------  ------------  ---------  ------------
 $8,655,045  $206,043,305   $    53,447  $176,180,915  $ 538,960  $ 41,687,784
 ==========  ============   ===========  ============  =========  ============

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended June 30, 2003 (unaudited)


                                                                        All Cap
                                                                         Value
                                                                         Fund
---------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)....................................... $    5,760
  Net realized gain (loss)...........................................   (325,970)
  Change in net unrealized appreciation (depreciation)...............  1,621,462
                                                                      ----------
  Increase in Net Assets From Operations.............................  1,301,252
                                                                      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 7):
  Net investment income..............................................         --
                                                                      ----------
  Decrease in Net Assets From Distributions to Shareholders..........         --
                                                                      ----------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares...................................    129,628
  Net asset value of shares issued for reinvestment of dividends.....         --
  Cost of shares reacquired..........................................     (9,335)
                                                                      ----------
  Increase (Decrease) in Net Assets From Fund Share Transactions.....    120,293
                                                                      ----------
Increase in Net Assets...............................................  1,421,545
NET ASSETS:
  Beginning of period................................................  7,978,154
                                                                      ----------
  End of period*..................................................... $9,399,699
                                                                      ==========
*Note:
  Includes undistributed (overdistributed) net investment income of:.    $11,354
                                                                      ==========
  Includes accumulated net investment loss of:.......................         --
                                                                      ==========

                      See Notes to Financial Statements.


                              International    Investors     Large Cap     Small Cap
  Balanced        Capital        Equity          Value        Growth        Growth
    Fund           Fund           Fund           Fund          Fund          Fund
--------------------------------------------------------------------------------------
$  1,135,887  $      215,113  $     65,565  $    9,535,323  $   (21,651) $    (71,787)
   1,588,740     (54,205,581)   (3,940,370)    (12,372,233)    (338,857)  (46,528,825)
   5,930,418     260,033,773     3,928,252     179,017,825      899,468    88,288,396
------------  --------------  ------------  --------------  -----------  ------------
   8,655,045     206,043,305        53,447     176,180,915      538,960    41,687,784
------------  --------------  ------------  --------------  -----------  ------------
  (1,643,789)     (2,243,662)           --      (9,980,625)          --            --
------------  --------------  ------------  --------------  -----------  ------------
  (1,643,789)     (2,243,662)           --      (9,980,625)          --            --
------------  --------------  ------------  --------------  -----------  ------------
  21,553,632     123,708,272    88,748,563     273,203,835    1,769,216    55,641,497
   1,229,230       2,031,063            --       8,652,509           --            --
 (17,695,763)   (126,485,546)  (87,123,438)   (112,308,156)  (1,574,557)  (52,739,800)
------------  --------------  ------------  --------------  -----------  ------------
   5,087,099        (746,211)    1,625,125     169,548,188      194,659     2,901,697
------------  --------------  ------------  --------------  -----------  ------------
  12,098,355     203,053,432     1,678,572     335,748,478      733,619    44,589,481
  93,569,911   1,083,012,652     7,556,273   1,061,363,552    6,400,987   229,920,215
------------  --------------  ------------  --------------  -----------  ------------
$105,668,266  $1,286,066,084  $  9,234,845  $1,397,112,030  $ 7,134,606  $274,509,696
============  ==============  ============  ==============  ===========  ============
    $(72,655)    $(1,319,056)           --        $732,933           --            --
============  ==============  ============  ==============  ===========  ============
          --              --       $(6,130)             --     $(21,651)     $(68,212)
============  ==============  ============  ==============  ===========  ============

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Year Ended December 31, 2002


                                                                     All Cap
                                                                      Value
                                                                      Fund
 ------------------------------------------------------------------------------
 OPERATIONS:
   Net investment income (loss)................................... $     5,819
   Net realized gain (loss).......................................    (527,350)
   Change in net unrealized appreciation (depreciation)...........  (2,747,784)
                                                                   -----------
   Increase (Decrease) in Net Assets From Operations..............  (3,269,315)
                                                                   -----------
 DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 7):
   Net investment income..........................................     (10,004)
   Net realized gains.............................................      (5,629)
                                                                   -----------
   Decrease in Net Assets From Distributions to Shareholders......     (15,633)
                                                                   -----------
 FUND SHARE TRANSACTIONS (NOTE 8):
   Net proceeds from sale of shares...............................     371,735
   Net asset value of shares issued for reinvestment of dividends.          97
   Cost of shares reacquired......................................     (12,740)
                                                                   -----------
   Increase (Decrease) in Net Assets From Fund Share Transactions.     359,092
                                                                   -----------
 Increase (Decrease) in Net Assets................................  (2,925,856)
 NET ASSETS:
   Beginning of year..............................................  10,904,010
                                                                   -----------
   End of year*................................................... $ 7,978,154
                                                                   ===========
 * Includes undistributed net investment income of:...............      $5,774
                                                                   ===========

                      See Notes to Financial Statements.


                              International    Investors     Large Cap     Small Cap
  Balanced        Capital        Equity          Value        Growth        Growth
    Fund           Fund           Fund           Fund          Fund          Fund
---------------------------------------------------------------------------------------
$  2,631,004  $    2,557,714  $    (43,002) $   12,918,174  $   (67,753) $    (301,716)
   1,095,282     (83,789,292)   (1,000,528)    (69,579,548)  (1,372,957)   (26,528,183)
  (7,667,981)   (307,358,302)   (1,472,046)   (202,123,812)    (927,349)   (86,633,382)
------------  --------------  ------------  --------------  -----------  -------------
  (3,941,695)   (388,589,880)   (2,515,576)   (258,785,186)  (2,368,059)  (113,463,281)
------------  --------------  ------------  --------------  -----------  -------------
  (2,439,382)     (1,524,699)           --     (11,679,276)          --             --
  (1,241,952)             --            --              --           --       (275,762)
------------  --------------  ------------  --------------  -----------  -------------
  (3,681,334)     (1,524,699)           --     (11,679,276)          --       (275,762)
------------  --------------  ------------  --------------  -----------  -------------
  25,357,795     466,489,758    58,887,270     484,972,531    2,229,144    207,516,849
   2,959,366       1,364,736            --       7,262,986           --        252,577
 (31,930,713)   (292,529,287)  (59,225,233)   (203,786,977)  (3,198,627)  (168,025,240)
------------  --------------  ------------  --------------  -----------  -------------
  (3,613,552)    175,325,207      (337,963)    288,448,540     (969,483)    39,744,186
------------  --------------  ------------  --------------  -----------  -------------
 (11,236,581)   (214,789,372)   (2,853,539)     17,984,078   (3,337,542)   (73,994,857)
 104,806,492   1,297,802,024    10,409,812   1,043,379,474    9,738,529    303,915,072
------------  --------------  ------------  --------------  -----------  -------------
$ 93,569,911  $1,083,012,652  $  7,556,273  $1,061,363,552  $ 6,400,987  $ 229,920,215
============  ==============  ============  ==============  ===========  =============
    $435,425        $709,827            --      $1,178,235           --         $3,575
============  ==============  ============  ==============  ===========  =============

                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series ("Investment Series") consists of certain funds of the Salomon Brothers Series Funds Inc ("Series Fund"), the Salomon Brothers Investors Value Fund Inc ("Investors Value Fund") and the Salomon Brothers Capital Fund Inc ("Capital Fund").

Salomon Brothers All Cap Value Fund ("All Cap Value Fund"), Salomon Brothers Balanced Fund ("Balanced Fund"), Salomon Brothers International Equity Fund ("International Equity Fund"), Salomon Brothers Large Cap Growth Fund ("Large Cap Growth Fund") and Salomon Brothers Small Cap Growth Fund ("Small Cap Growth Fund"), are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland on April 17, 1990. The Series Fund consists of these funds and six other separate investment funds:
Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Short/Intermediate U.S. Government Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers Cash Management Fund and Salomon Brothers Institutional Money Market Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The Investors Value Fund is a diversified open-end management investment company incorporated in Maryland on April 2, 1958 and the Capital Fund is a non-diversified open-end management investment company incorporated in Maryland on August 23, 1976.

Each fund of the Series Fund, the Investors Value Fund and the Capital Fund are referred to collectively herein as the "Funds".

The Investment Series operates under a multiple class pricing structure, with each fund of the Investment Series (individually a "Fund") offering Class A, Class B, Class 2 and Class O shares, each with their own expense structure. Additionally, certain of the Funds also offer Class Y shares. Each Fund has a specific investment objective:

Fund:                          Objective
All Cap Value Fund............ To seek long-term growth of capital. Secondarily, to seek current income.
Balanced Fund................. To obtain above average income (compared to a fund invested in equity securities). Secondarily to take advantage of opportunities for growth of capital and income.
Capital Fund.................. To seek capital appreciation through investments primarily in common stock or securities convertible into common stocks, which are believed to have above average price appreciation potential.
International Equity Fund..... To seek long-term capital growth.
Investors Value Fund.......... To seek long-term growth of capital. Secondarily to seek current income.
Large Cap Growth Fund......... To seek long-term growth of capital.
Small Cap Growth Fund......... To seek long-term growth of capital.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

          Notes to Financial Statements
          (unaudited) (continued)


  (a) Investment Valuation. Fund securities, including options and futures contracts, listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally on the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. Short-term securities with less than 60 days remaining to maturity when acquired by a Fund are valued at amortized cost which approximates market value. If a Fund acquires such securities with more than 60 days remaining to maturity, they are valued at current market value, until the 60th day prior to maturity, and are then valued on an amortized cost basis.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other things, violation of foreign investment limitations. As a result, an additional class of shares may be created and offered for investment by such companies. The "local" and "foreign" shares' market values may differ.

Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Investment Manager is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined using fair value procedures established by and under the supervision of the Board. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Securities for which reliable quotations or prices from pricing services are not readily available (as may be the case for securities of limited marketability) and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Directors.

  (b) Futures Contracts. Certain Funds may enter into futures contracts, which involves paying or receiving variation margin, which will be recorded as unrealized gain or loss until the contract is closed. When the contract is closed, a realized gain or loss is recognized. Outstanding contracts may involve elements of market risk in excess of amounts reported in the financial statements.

  (c) Option Contracts. When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option.

  (d) Mortgage Dollar Rolls. The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is recorded as interest income at the time of the transaction and any gain or loss on the roll is deferred until disposition of the rolled security. The average monthly balance of dollar rolls outstanding during the six months ended June 30, 2003 was approximately $5,786,870, for the Balanced Fund.

          Notes to Financial Statements
          (unaudited) (continued)


  (e) Repurchase Agreements. When entering into repurchase agreements, it is each Fund's policy that the Fund take possession, through the custodian, of the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

  (f) Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements in which a Fund sells portfolio securities and agrees to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, the custodian delivers liquid assets in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and subsequently monitors the account to ensure that such equivalent value is maintained. A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund. The Funds did not enter into any reverse repurchase agreements during the six months ended June 30, 2003.

  (g) Foreign Currency Translation. The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

  (h) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

  (i) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender's fee. Fees earned by the Funds on securities lending are recorded in interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

  (j) Loan Participations. The Balanced Fund may invest in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("lender").

  In connection with purchasing loan participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

          Notes to Financial Statements
          (unaudited) (continued)


  (k) Federal Income Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed substantially all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required for such Funds.

  (l) Dividends and Distributions to Shareholders. Dividends from net investment income for the Balanced Fund are declared each business day to shareholders of record that day, and are paid on the last business day of the month. Dividends from net investment income for the All Cap Value Fund, International Equity Fund, Large Cap Growth Fund and Small Cap Growth Fund, are declared on an annual basis. Dividends from net investment income for the Capital Fund and Investors Value Fund, if any, are declared on a quarterly basis. Distributions of net realized gains to shareholders of each Fund, if any, are declared at least annually. Dividends and distributions to shareholders of each Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP due primarily to differences in the treatment of foreign currency gains/losses, deferral of wash sales, and post-October losses incurred by each Fund. Permanent book/tax differences are reclassified within the capital accounts based on their federal income tax basis treatment; temporary differences do not require reclassifications.

  (m) Class Accounting. Investment income, common expenses and gain (loss) on investments are allocated to the various classes of a Fund on the basis of daily net assets of each class. Distribution, shareholder servicing and communications fees relating to a specific class are charged directly to that class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  (n) Expenses. Direct expenses are charged to the Funds that incurred them, and general expenses of the Investment Series are allocated to the Funds based on each Fund's relative net assets.

  (o) Other. Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including the accretion of discount or amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis. Net investment income (other than service and distribution fees and other class specific expenses), unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of each class's net assets to the Fund's total net assets.

2. Management Fee and Other Agreements

Each Fund retains Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), to act as its investment manager, subject to the supervision of the Board of Directors. SBAM furnishes the Investment Series with office space and certain services and facilities required for conducting the business of the Investment Series and pays the compensation of its officers. The management fee for these services for each Fund (except the Capital Fund and Investors Value Fund) is payable monthly and is based on the following annual percentages of each Fund's average daily net assets: 0.75% for the All Cap Value Fund, 0.55% for the Balanced Fund, 0.90% for the International Equity Fund, 0.75% for the Large Cap Growth Fund and 0.70% for the Small Cap Growth Fund. The management fee for the Capital Fund is payable monthly and is based on the following annual percentages of the Fund's average daily net assets: first $100 million-1%; next $100 million-0.75%; next $200 million-0.625%; excess over $400 million-0.50%.

Pursuant to a sub-advisory agreement, SBAM has retained Citi Fund Management Inc. ("CFM") as sub-adviser to the Large Cap Growth Fund. Subject to the supervision of SBAM, CFM has responsibility for the day-to-day management of the Large Cap Growth Fund's portfolio. CFM is compensated by SBAM at no additional cost to the Large Cap Growth Fund. Instead, CFM receives a fee from SBAM equal to 0.45% of average daily net assets of the Large Cap Growth Fund.

Effective February 3, 2003, SBAM has entered into a sub-advisory agreement with Citigroup Asset Management Limited ("CAM Ltd.") to act as sub-adviser to the International Equity Fund. Subject to the supervision of SBAM, CAM Ltd.
has responsibility for the day-to-day management of the Fund's portfolio. CAM Ltd. is compensated by SBAM at no additional cost to the International Equity Fund. Instead, CAM Ltd. receives a fee from SBAM equal to 0.60% of average daily net assets of the

          Notes to Financial Statements
          (unaudited) (continued)

International Equity Fund. Prior to February 3, 2003, CFM served as sub-adviser to the International Equity Fund. Subject to the supervision of SBAM, CFM had responsibility for the day-to-day management of the International Equity Fund's portfolio. CFM was compensated by SBAM at no additional cost to the International Equity Fund. Instead, CFM received a fee from SBAM equal to 0.60% of average daily net assets of the International Equity Fund.

The Investors Value Fund pays SBAM a base management fee subject to an increase or decrease depending on the extent, if any, to which the investment performance of the Investors Value Fund exceeds or is exceeded by the investment record of the S&P 500 Index. The base fee is paid quarterly based on the following annual rates:

Average Daily Net Assets                                          Annual Fee Rate
---------------------------------------------------------------------------------
First $350 million...............................................      0.650%
Next $150 million................................................      0.550%
Next $250 million................................................      0.525%
Next $250 million................................................      0.500%
Over $1 billion..................................................      0.450%

At the end of each calendar quarter for each percentage point of difference between the investment performance of the class of shares of the Investors Value Fund, which has the lowest performance for the period, and the S&P 500 Index over the last prior 12 month period this base fee is adjusted upward or downward by the product of (i) 1/4 of 0.01% multiplied by (ii) the average daily net assets of the Investors Value Fund for the 12 month period. If the amount by which the Investors Value Fund outperforms or underperforms the S&P 500 Index is not a whole percentage point, a pro rata adjustment will be made. However, there will be no performance adjustment unless the investment performance of the Investors Value Fund exceeds or is exceeded by the investment record of the S&P 500 Index by at least one percentage point. The maximum quarterly adjustment is 0.025%, which would occur if the Investors Value Fund's performance exceeds or is exceeded by the S&P 500 Index by ten or more percentage points. For the rolling one year period ended March 31, 2003, the S&P 500 Index exceeded the Investors Value Fund's performance by approximately 1.82%. For the rolling one year period ended June 30, 2003, the Investors Value Fund exceeded the S&P 500 Index's performance by approximately 0.83%. As a result, base management fees were decreased, in aggregate, by $47,869 for the six months ended June 30, 2003.

For the six months ended June 30, 2003, SBAM waived management fees of $30,730, $137,677, $39,659 and $23,705 for the All Cap Value Fund, Balanced Fund, International Equity Fund and Large Cap Growth Fund, respectively, and voluntarily absorbed expenses of $54,498 and $27,259 for the All Cap Value Fund and International Equity Fund, respectively.

SBAM also acts as administrator for the Capital Fund and Investors Value Fund. SBAM has delegated its responsibilities as administrator to Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup, pursuant to a Sub-Administration Agreement between SBAM and SBFM. The Capital Fund and Investors Value Fund do not pay SBAM an additional fee to act as the administrator.

Effective January 24, 2003, the All Cap Value Fund, Balanced Fund, International Equity Fund, Large Cap Growth Fund and Small Cap Growth Fund entered into a new administration agreement with SBFM. As compensation for its services, the All Cap Value Fund, Balanced Fund, International Equity Fund, Large Cap Growth Fund and Small Cap Growth Fund each pay SBFM a fee calculated at an annual rate of 0.05% of their respective average daily net assets. This fee is calculated daily and paid monthly.

Prior to January 24, 2003, SBAM served as administrator to the All Cap Value Fund, Balanced Fund, International Equity Fund, Large Cap Growth Fund and Small Cap Growth Fund. As compensation for its services, the All Cap Value Fund, Balanced Fund, International Equity Fund, Large Cap Growth Fund and Small Cap Growth Fund each paid SBAM a fee calculated at an annual rate of 0.05% of their respective average daily net assets. This fee was calculated daily and paid monthly. SBAM had delegated its responsibilities as administrator to SBFM, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

          Notes to Financial Statements
          (unaudited) (continued)


Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. Each Fund has an agreement with CGM to distribute its shares pursuant to a multiple pricing system. For the six months ended June 30, 2003, brokerage commissions of $375, $224,825, $133,915 and $65 were paid by the All Cap Value Fund, Capital Fund, Investors Value Fund and Large Cap Growth Fund, respectively, to CGM and its affiliates.

There are maximum initial sales charges of 5.75% and 1.00% for Class A and 2 shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class 2 shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge. Class O and Y shares have no initial or contingent deferred sales charge.

For the six months ended June 30, 2003, sales charges received by CGM and contingent deferred sales charges (CDSCs) paid to CGM were:

                                   Sales Charges            CDSCs
                                 ----------------- ------------------------
     Fund                        Class A  Class 2  Class A Class B  Class 2
     ----------------------------------------------------------------------
     All Cap Value Fund ........ $    506       --     --  $    304 $    37
     Balanced Fund .............   57,638 $ 52,757     --    25,135     344
     Capital Fund...............  238,140  292,428 $2,297   321,428  16,459
     International Equity Fund .    1,442    4,018  2,501       963      17
     Investors Value Fund.......   40,537   47,521    439    39,833   6,667
     Large Cap Growth Fund .....    5,461    1,021     --       688      13
     Small Cap Growth Fund .....   54,687   29,837     54    20,309   2,681

At June 30, 2003, Citigroup owned approximately 94.8% of total shares outstanding of All Cap Value Fund.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

            Fund                            Purchases      Sales
            --------------------------------------------------------
            All Cap Value Fund............ $  1,429,133 $  1,322,340
                                           ============ ============
            Balanced Fund:
               U.S. government securities. $    705,578 $  1,039,964
               Other investments..........   66,284,064   66,902,668
                                           ------------ ------------
                                           $ 66,989,642 $ 67,942,632
                                           ============ ============
            Capital Fund.................. $540,612,962 $572,549,809
                                           ============ ============
            International Equity Fund..... $ 27,429,739 $ 28,831,093
                                           ============ ============
            Investors Value Fund.......... $338,146,625 $239,476,245
                                           ============ ============
            Large Cap Growth Fund......... $    955,793 $  1,117,003
                                           ============ ============
            Small Cap Growth Fund......... $148,943,942 $143,159,243
                                           ============ ============

          Notes to Financial Statements
          (unaudited) (continued)


At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                 Net
                                   Gross         Gross        Unrealized
                                 Unrealized    Unrealized    Appreciation
      Fund                      Appreciation  Depreciation  (Depreciation)
      --------------------------------------------------------------------
      All Cap Value Fund....... $    804,453 $  (1,044,741)  $   (240,288)
      Balanced Fund............    9,185,077    (8,032,522)     1,152,555
      Capital Fund.............  136,158,011  (126,242,768)     9,915,243
      International Equity Fund      701,673       (10,666)       691,007
      Investors Value Fund.....  181,237,490   (68,386,876)   112,850,614
      Large Cap Growth Fund....      386,373      (671,079)      (284,706)
      Small Cap Growth Fund....   37,739,869   (18,990,723)    18,749,146

At June 30, 2003, the Small Cap Growth Fund had the following open futures contracts:

 Contracts   Number of                                     Unrealized
  to Buy     Contracts Expiration Basis Value Market Value    Gain
 ---------   --------- ---------- ----------- ------------ ----------
Russell 2000    80        9/03    $17,870,640 $17,936,000   $65,360
                                                            =======

At June 30, 2003, the Funds listed below had securities on loan. The market value for the securities on loan was as follows:

                   Fund                              Value
                   ------------------------------------------
                   All Cap Value Fund ........... $ 1,907,733
                   Balanced Fund.................  11,970,111
                   Capital Fund .................  61,390,371
                   International Equity Fund.....     269,649
                   Investors Value Fund..........  67,487,254
                   Large Cap Growth Fund.........      46,150
                   Small Cap Growth Fund.........  52,746,228

At June 30, 2003, the Funds listed below received cash collateral which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio. The amount of the cash collateral was as follows:

                   Fund                             Amount
                   ------------------------------------------
                   All Cap Value Fund ........... $ 1,959,485
                   Balanced Fund.................  12,269,533
                   Capital Fund .................  63,324,394
                   International Equity Fund.....     285,077
                   Investors Value Fund..........  69,982,738
                   Large Cap Growth Fund ........      47,355
                   Small Cap Growth Fund ........  53,686,269

          Notes to Financial Statements
          (unaudited) (continued)


Income earned by the Funds from securities lending for the six months ended June 30, 2003 was as follows:

                     Fund                           Amount
                     --------------------------------------
                     All Cap Value Fund ........... $ 1,375
                     Balanced Fund.................  11,957
                     Capital Fund .................  67,920
                     International Equity Fund.....   3,459
                     Investors Value Fund..........  73,481
                     Large Cap Growth Fund ........     583
                     Small Cap Growth Fund ........  29,019

4. Fund Investment Risks

Credit and Market Risk. Funds that invest in high yield and emerging market instruments are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds' investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Financial Instruments with Off-Balance Sheet Risk. Certain Funds enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Funds that enter into mortgage dollar rolls are subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

Consistent with their objective to seek high current income, certain Funds may invest in instruments whose values and interest rates may be linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

          Notes to Financial Statements
          (unaudited) (continued)


In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

5. Line of Credit

The Balanced Fund and Small Cap Growth Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2003, the commitment fee allocated to the Balanced Fund and Small Cap Growth Fund was $1,297 and $3,015, respectively. Since the line of credit was established there have been no borrowings.

The Capital Fund and Investors Value Fund entered into an agreement with various financial institutions which allows the funds collectively to borrow up to $200 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2003, the commitment fee allocated to each Fund was $23,000.

6. Class Specific Expenses

Pursuant to a Distribution and Service Plan, each Fund pays a service fee with respect to its Class A, B and 2 shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. Each Fund also pays a distribution fee with respect to Class B and 2 shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended June 30, 2003, total Distribution and Service Plan fees incurred, which are accrued daily and paid monthly, were as follows:


                                      Class A   Class B    Class 2
            --------------------------------------------------------
            All Cap Value Fund....... $    174 $      821 $      223
            Balanced Fund............   39,738    212,024    100,690
            Capital Fund.............  295,876  1,531,741  1,844,881
            International Equity Fund    7,339      7,824      6,771
            Investors Value Fund.....  229,894    252,749    269,980
            Large Cap Growth Fund....    1,544     13,001     12,383
            Small Cap Growth Fund....  199,018    203,012    165,136

For the six months ended June 30, 2003, total Shareholder Servicing fees were as follows:


                               Class A  Class B  Class 2  Class O  Class Y
     ----------------------------------------------------------------------
     All Cap Value Fund....... $     34 $     41 $     11 $  1,943       --
     Balanced Fund............   28,497   37,943   18,047    1,359       --
     Capital Fund.............  266,139  515,010  622,608   17,399 $     65
     International Equity Fund    5,198    1,381    1,195       20       --
     Investors Value Fund.....   89,246   24,515   26,206  264,129  161,190
     Large Cap Growth Fund....    1,420    2,987    2,845       10       --
     Small Cap Growth Fund....  166,724   42,442   34,574      695       --

          Notes to Financial Statements
          (unaudited) (continued)


For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:


                                 Class A Class B Class 2 Class O Class Y
       -----------------------------------------------------------------
       All Cap Value Fund....... $   285 $   337 $    91 $16,061      --
       Balanced Fund............   3,074   4,094   1,947     147      --
       Capital Fund.............  34,959  54,677  69,534  15,093 $ 3,012
       International Equity Fund   3,524     936     810      14      --
       Investors Value Fund.....  11,102   3,050   3,260  32,856  20,051
       Large Cap Growth Fund....     721   1,517   1,445       5      --
       Small Cap Growth Fund....  12,293   3,129   2,549      52      --

7. Distributions Paid to Shareholders by Class

                                   Six Months Ended    Year Ended
                                    June 30, 2003   December 31, 2002
                                   ---------------- -----------------
          All Cap Value Fund:
          Class A
            Net investment income.           --        $        4
            Net realized gains....           --                --
                                       --------        ----------
            Total.................           --        $        4
                                       ========        ==========
          Class B
            Net investment income.           --                --
            Net realized gains....           --        $       78
                                       --------        ----------
            Total.................           --        $       78
                                       ========        ==========
          Class 2
            Net investment income.           --                --
            Net realized gains....           --        $       15
                                       --------        ----------
            Total.................                     $       15
                                       ========        ==========
          Class O
            Net investment income.           --        $   10,000
            Net realized gains....           --             5,536
                                       --------        ----------
            Total.................           --        $   15,536
                                       ========        ==========
          Balanced Fund:
          Class A
            Net investment income.     $615,895        $  762,290
            Net realized gains....           --           333,140
                                       --------        ----------
            Total.................     $615,895        $1,095,430
                                       ========        ==========
          Class B
            Net investment income.     $680,621        $1,245,362
            Net realized gains....           --           683,072
                                       --------        ----------
            Total.................     $680,621        $1,928,434
                                       ========        ==========
          Class 2
            Net investment income.     $315,919        $  395,540
            Net realized gains....           --           211,566
                                       --------        ----------
            Total.................     $315,919        $  607,106
                                       ========        ==========
          Class O
            Net investment income.     $ 31,354        $   36,190
            Net realized gains....           --            14,174
                                       --------        ----------
            Total.................     $ 31,354        $   50,364
                                       ========        ==========

          Notes to Financial Statements
          (unaudited) (continued)

                                  Six Months Ended    Year Ended
                                   June 30, 2003   December 31, 2002
                                  ---------------- -----------------
           Capital Fund:
           Net Investment Income
             Class A.............   $   701,667       $   645,771
             Class B.............       283,239                --
             Class 2.............       332,176                --
             Class O.............       826,163           742,760
             Class Y.............       100,417           136,168
                                    -----------       -----------
             Total...............   $ 2,243,662       $ 1,524,699
                                    ===========       ===========
           Investors Value Fund:
           Net Investment Income
             Class A.............   $ 1,422,924       $ 1,932,139
             Class B.............       164,577           142,385
             Class 2.............       208,696           151,032
             Class O.............     4,991,547         6,944,421
             Class Y.............     3,192,881         2,509,299
                                    -----------       -----------
             Total...............   $ 9,980,625       $11,679,276
                                    ===========       ===========
           Small Cap Growth Fund:
           Net Realized Gains
             Class A.............            --       $   172,633
             Class B.............            --            66,175
             Class 2.............            --            36,424
             Class O.............            --               530
                                    -----------       -----------
             Total...............            --       $   275,762
                                    ===========       ===========

8. Capital Stock

At June 30, 2003, the Series Fund had 10,000,000,000 shares of authorized capital stock, par value $0.001 per share. The Investors Value Fund had 1,000,000,000 shares of authorized capital stock, par value $0.001 per share. The Capital Fund had 1,000,000,000 shares of authorized capital stock, par value $0.001 per share.

Transactions in Fund shares for the periods indicated were as follows:

                                        All Cap Value Fund+                          Balanced Fund
                                 --------------------------------   -----------------------------------------------
                                 Six Months Ended    Year Ended        Six Months Ended           Year Ended
                                  June 30, 2003   December 31, 2002     June 30, 2003          December 31, 2002
                                 --------------   ----------------  ---------------------  ------------------------
                                 Shares   Amount  Shares   Amount    Shares      Amount      Shares       Amount
                                 ------  -------  ------  --------  --------  -----------  ----------  ------------
Class A
  Shares sold................... 5,573   $58,185  12,954  $137,950   954,890  $11,078,466   1,232,466  $ 14,585,922
  Shares issued on reinvestment.    --        --      --         3    40,920      472,039      81,980       970,087
  Shares reacquired.............    --        --    (513)   (6,848) (580,316)  (6,753,102)   (824,999)   (9,769,313)
                                 -----   -------  ------  --------  --------  -----------  ----------  ------------
  Net Increase ................. 5,573   $58,185  12,441  $131,105   415,494  $ 4,797,403     489,447  $  5,786,696
                                 =====   =======  ======  ========  ========  ===========  ==========  ============
Class B
  Shares sold................... 7,236   $71,443  14,230  $176,228   378,524  $ 4,465,304     387,623  $  4,514,343
  Shares issued on reinvestment.    --        --       6        79    43,362      495,362     124,351     1,467,196
  Shares reacquired.............  (612)   (6,093)   (243)   (2,297) (779,737)  (8,974,128) (1,595,003)  (18,660,032)
                                 -----   -------  ------  --------  --------  -----------  ----------  ------------
  Net Increase (Decrease) ...... 6,624   $65,350  13,993  $174,010  (357,851) $(4,013,462) (1,083,029) $(12,678,493)
                                 =====   =======  ======  ========  ========  ===========  ==========  ============
Class 2
  Shares sold...................    --        --   5,173  $ 57,557   510,563  $ 5,990,938     508,049  $  5,881,710
  Shares issued on reinvestment.    --        --       1        15    21,038      241,565      40,132       472,943
  Shares reacquired.............  (401)  $(3,242)   (341)   (3,595) (167,204)  (1,967,076)   (300,812)   (3,484,363)
                                 -----   -------  ------  --------  --------  -----------  ----------  ------------
  Net Increase (Decrease) ......  (401)  $(3,242)  4,833  $ 53,977   364,397  $ 4,265,427     247,369  $  2,870,290
                                 =====   =======  ======  ========  ========  ===========  ==========  ============
Class O
  Shares sold...................    --        --      --        --     1,654  $    18,924      33,732  $    375,820
  Shares issued on reinvestment.    --        --      --        --     1,746       20,264       4,125        49,140
  Shares reacquired.............    --        --      --        --      (122)      (1,457)     (1,445)      (17,005)
                                 -----   -------  ------  --------  --------  -----------  ----------  ------------
  Net Increase .................    --        --      --        --     3,278  $    37,731      36,412  $    407,955
                                 =====   =======  ======  ========  ========  ===========  ==========  ============

--------
+Inception date for Class A and 2 shares are January 25, 2002 and January 17,
 2002, respectively.

          Notes to Financial Statements
          (unaudited) (continued)


                                                     Capital Fund
                                 ---------------------------------------------------
                                     Six Months Ended              Year Ended
                                       June 30, 2003           December 31, 2002
                                 ------------------------  -------------------------
                                   Shares       Amount       Shares        Amount
                                 ----------  ------------  ----------  -------------
Class A
  Shares sold...................  2,965,600  $ 60,445,386   5,881,745  $ 133,757,191
  Shares issued on reinvestment.     32,197       609,166      20,754        520,499
  Shares reacquired............. (2,562,716)  (51,523,244) (5,369,913)  (111,889,727)
                                 ----------  ------------  ----------  -------------
  Net Increase .................    435,081  $  9,531,308     532,586  $  22,387,963
                                 ==========  ============  ==========  =============
Class B
  Shares sold...................    822,111  $ 16,286,561   4,960,982  $ 111,742,230
  Shares issued on reinvestment.     12,693       232,657          --             --
  Shares reacquired............. (1,508,994)  (28,753,025) (3,458,669)   (66,969,410)
                                 ----------  ------------  ----------  -------------
  Net Increase (Decrease) ......   (674,190) $(12,233,807)  1,502,313  $  44,772,820
                                 ==========  ============  ==========  =============
Class 2
  Shares sold...................  1,625,421  $ 32,160,139   7,622,563  $ 172,155,917
  Shares issued on reinvestment.     15,909       292,085          --             --
  Shares reacquired............. (1,883,215)  (36,231,560) (4,172,553)   (80,741,227)
                                 ----------  ------------  ----------  -------------
  Net Increase (Decrease) ......   (241,885) $ (3,779,336)  3,450,010  $  91,414,690
                                 ==========  ============  ==========  =============
Class O
  Shares sold...................    723,105  $ 14,815,936   2,089,545  $  48,828,563
  Shares issued on reinvestment.     41,649       796,738      28,031        708,069
  Shares reacquired.............   (499,387)   (9,977,708) (1,086,782)   (22,928,923)
                                 ----------  ------------  ----------  -------------
  Net Increase .................    265,367  $  5,634,966   1,030,794  $  26,607,709
                                 ==========  ============  ==========  =============
Class Y
  Shares sold...................         11  $        250         281  $       5,857
  Shares issued on reinvestment.      5,244       100,417       5,385        136,168
  Shares reacquired.............         (1)           (9)   (561,798)   (10,000,000)
                                 ----------  ------------  ----------  -------------
  Net Increase (Decrease) ......      5,254  $    100,658    (556,132) $  (9,857,975)
                                 ==========  ============  ==========  =============

                                              International Equity Fund
                                 ---------------------------------------------------
                                      Six Months Ended             Year Ended
                                       June 30, 2003            December 31, 2002
                                 -------------------------  ------------------------
                                    Shares       Amount       Shares       Amount
                                 -----------  ------------  ----------  ------------
Class A
  Shares sold...................  16,590,127  $ 84,627,770   9,082,279  $ 58,068,926
  Shares issued on reinvestment.          --            --          --            --
  Shares reacquired............. (16,178,154)  (83,047,820) (8,919,216)  (57,382,654)
                                 -----------  ------------  ----------  ------------
  Net Increase .................     411,973  $  1,579,950     163,063  $    686,272
                                 ===========  ============  ==========  ============
Class B
  Shares sold...................       3,416  $     17,002       9,931  $     62,466
  Shares issued on reinvestment.          --            --          --            --
  Shares reacquired.............     (28,358)     (142,830)    (97,998)     (589,050)
                                 -----------  ------------  ----------  ------------
  Net Increase (Decrease) ......     (24,942) $   (125,828)    (88,067) $   (526,584)
                                 ===========  ============  ==========  ============
Class 2
  Shares sold...................     805,891  $  4,094,427     129,087  $    754,878
  Shares issued on reinvestment.          --            --          --            --
  Shares reacquired.............    (770,319)   (3,932,788)   (206,193)   (1,253,064)
                                 -----------  ------------  ----------  ------------
  Net Increase (Decrease) ......      35,572  $    161,639     (77,106) $   (498,186)
                                 ===========  ============  ==========  ============
Class O
  Shares sold...................       1,796  $      9,364         144  $      1,000
  Shares issued on reinvestment.          --            --          --            --
  Shares reacquired.............          --            --         (64)         (465)
                                 -----------  ------------  ----------  ------------
  Net Increase .................       1,796  $      9,364          80  $        535
                                 ===========  ============  ==========  ============
Class Y
  Shares sold...................          --            --          --            --
  Shares issued on reinvestment.          --            --          --            --
  Shares reacquired.............          --            --          --            --
                                 -----------  ------------  ----------  ------------
  Net Increase (Decrease) ......          --            --          --            --
                                 ===========  ============  ==========  ============

                                                Investors Value Fund
                                 --------------------------------------------------
                                     Six Months Ended             Year Ended
                                       June 30, 2003           December 31, 2002
                                 ------------------------  ------------------------
                                   Shares       Amount       Shares       Amount
                                 ----------  ------------  ----------  ------------
Class A
  Shares sold...................  3,656,667  $ 55,872,802   9,818,770  $166,339,826
  Shares issued on reinvestment.     88,519     1,368,080     121,914     1,834,373
  Shares reacquired............. (3,952,787)  (59,925,026) (5,792,943)  (91,714,471)
                                 ----------  ------------  ----------  ------------
  Net Increase (Decrease) ......   (207,601) $ (2,684,144)  4,147,741  $ 76,459,728
                                 ==========  ============  ==========  ============
Class B
  Shares sold...................    134,350  $  2,001,509     628,655  $ 10,490,488
  Shares issued on reinvestment.      9,266       141,639       7,967       115,041
  Shares reacquired.............   (795,541)  (11,539,700) (1,297,073)  (20,190,662)
                                 ----------  ------------  ----------  ------------
  Net Increase (Decrease) ......   (651,925) $ (9,396,552)   (660,451) $ (9,585,133)
                                 ==========  ============  ==========  ============
Class 2
  Shares sold...................  1,070,728  $ 16,419,626   1,508,981  $ 24,251,088
  Shares issued on reinvestment.     12,491       191,663       8,848       127,959
  Shares reacquired.............   (915,443)  (13,239,284) (1,731,043)  (27,782,256)
                                 ----------  ------------  ----------  ------------
  Net Increase (Decrease) ......    167,776  $  3,372,005    (213,214) $ (3,403,209)
                                 ==========  ============  ==========  ============
Class O
  Shares sold...................  8,163,792  $119,689,805   1,429,621  $ 25,091,394
  Shares issued on reinvestment.    241,171     3,760,471     318,259     4,896,920
  Shares reacquired............. (1,563,687)  (23,619,106) (3,246,293)  (52,879,030)
                                 ----------  ------------  ----------  ------------
  Net Increase (Decrease) ......  6,841,276  $ 99,831,170  (1,498,413) $(22,890,716)
                                 ==========  ============  ==========  ============
Class Y
  Shares sold...................  5,425,803  $ 79,220,093  16,269,231  $258,799,735
  Shares issued on reinvestment.    206,523     3,190,656      21,676       288,693
  Shares reacquired.............   (269,627)   (3,985,040)   (774,609)  (11,220,558)
                                 ----------  ------------  ----------  ------------
  Net Increase..................  5,362,699  $ 78,425,709  15,516,298  $247,867,870
                                 ==========  ============  ==========  ============

                                             Large Cap Growth Fund
                                 --------------------------------------------
                                    Six Months Ended          Year Ended
                                     June 30, 2003        December 31, 2002
                                 ---------------------  ---------------------
                                  Shares      Amount     Shares      Amount
                                 --------  -----------  --------  -----------
Class A
  Shares sold...................  112,547  $   707,134    48,412  $   354,413
  Shares issued on reinvestment.       --           --        --           --
  Shares reacquired.............  (28,026)    (173,058) (161,496)  (1,241,842)
                                 --------  -----------  --------  -----------
  Net Increase (Decrease) ......   84,521  $   534,076  (113,084) $  (887,429)
                                 ========  ===========  ========  ===========
Class B
  Shares sold...................   60,439  $   395,776    87,560  $   606,415
  Shares issued on reinvestment.       --           --        --           --
  Shares reacquired.............  (51,009)    (315,157) (156,703)  (1,033,858)
                                 --------  -----------  --------  -----------
  Net Increase (Decrease) ......    9,430  $    80,619   (69,143) $  (427,443)
                                 ========  ===========  ========  ===========
Class 2
  Shares sold...................  102,562  $   666,306   189,978  $ 1,267,316
  Shares issued on reinvestment.       --           --        --           --
  Shares reacquired............. (175,807)  (1,084,185) (140,525)    (917,510)
                                 --------  -----------  --------  -----------
  Net Increase (Decrease) ......  (73,245) $  (417,879)   49,453  $   349,806
                                 ========  ===========  ========  ===========
Class O
  Shares sold...................       --           --       140  $     1,000
  Shares issued on reinvestment.       --           --        --           --
  Shares reacquired.............     (354) $    (2,157)     (825)      (5,417)
                                 --------  -----------  --------  -----------
  Net Increase (Decrease) ......     (354) $    (2,157)     (685) $    (4,417)
                                 ========  ===========  ========  ===========
Class Y
  Shares sold...................       --           --        --           --
  Shares issued on reinvestment.       --           --        --           --
  Shares reacquired.............       --           --        --           --
                                 --------  -----------  --------  -----------
  Net Increase..................       --           --        --           --
                                 ========  ===========  ========  ===========

          Notes to Financial Statements
          (unaudited) (continued)


                                                 Small Cap Growth Fund
                                 ----------------------------------------------------
                                     Six Months Ended              Year Ended
                                       June 30, 2003            December 31, 2002
                                 ------------------------  --------------------------
                                   Shares       Amount        Shares        Amount
                                 ----------  ------------  -----------  -------------
Class A
  Shares sold...................  4,951,746  $ 46,500,689   13,827,584  $ 164,640,422
  Shares issued on reinvestment.         --            --       12,993        158,002
  Shares reacquired............. (3,414,510)  (32,019,574) (11,762,814)  (139,556,181)
                                 ----------  ------------  -----------  -------------
  Net Increase..................  1,537,236  $ 14,481,115    2,077,763  $  25,242,243
                                 ==========  ============  ===========  =============
Class B
  Shares sold...................    128,836  $  1,139,165    1,166,932  $  13,176,611
  Shares issued on reinvestment.         --            --        5,127         59,935
  Shares reacquired............. (1,505,457)  (13,064,799)  (1,891,669)   (18,773,911)
                                 ----------  ------------  -----------  -------------
  Net Decrease.................. (1,376,621) $(11,925,634)    (719,610) $  (5,537,365)
                                 ==========  ============  ===========  =============
Class 2
  Shares sold...................    536,025  $  4,902,077    2,194,424  $  25,054,228
  Shares issued on reinvestment.         --            --        2,911         34,142
  Shares reacquired.............   (506,033)   (4,624,694)    (540,368)    (5,253,122)
                                 ----------  ------------  -----------  -------------
  Net Increase..................     29,992  $    277,383    1,656,967  $  19,835,248
                                 ==========  ============  ===========  =============
Class O
  Shares sold...................    336,009  $  3,099,566      414,813  $   4,645,588
  Shares issued on reinvestment.         --            --           41            498
  Shares reacquired.............   (332,695)   (3,030,733)    (403,168)    (4,442,026)
                                 ----------  ------------  -----------  -------------
  Net Increase..................      3,314  $     68,833       11,686  $     204,060
                                 ==========  ============  ===========  =============

9. Subsequent Event

Effective July 29, 2003, the Board of Directors of the Capital Fund and Investors Value Fund and effective August 1, 2003, the Board of Directors of the Series Fund (each a "Company") elected William R. Hutchinson a member of the Board of Directors. The Board of Directors of each Company has also appointed Mr. Hutchinson a member of the Nominating Committee and chair of each Company's Audit Committee.

          Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

All Cap Value Fund
--------------------------------------------------------------------------------

                                                        Class A Shares
                                                     --------------------
                                                      2003(1)   2002(2)
                                                     -------   -------
Net Asset Value, Beginning of Period................ $ 9.58    $13.30
                                                     ------    ------
Income (Loss) From Operations:
 Net investment income (loss) (3)...................  (0.00)#    0.02
 Net realized and unrealized gain (loss)............   1.54     (3.73)
                                                     ------    ------
Total Income (Loss) From Operations.................   1.54     (3.71)
                                                     ------    ------
Less Distributions From:
 Net realized gains.................................     --     (0.01)
                                                     ------    ------
Total Distributions.................................     --     (0.01)
                                                     ------    ------
Net Asset Value, End of Period...................... $11.12    $ 9.58
                                                     ======    ======
Total Return (4)....................................   16.1%++  (27.9)%++
Net Assets, End of Period (000s)....................   $200      $119
Ratios to Average Net Assets:
 Expenses...........................................   1.50%+    1.50%+
 Net investment loss................................  (0.09)+   (0.17)+
Portfolio Turnover Rate.............................     16%       42%
Before applicable waiver of management fee and
expenses absorbed by SBAM, net investment loss per
share and expense ratios would have been:
 Net investment loss per share (3).................. $(0.11)   $(0.17)
 Expense ratio......................................   3.58%+    3.56%+

All Cap Value Fund
--------------------------------------------------------------------------------

                                                            Class B Shares
                                                     ----------------------------
                                                      2003(1)    2002    2001(5)
                                                     -------   ------   -------
Net Asset Value, Beginning of Period................ $ 9.49    $13.60   $12.88
                                                     ------    ------   ------
Income (Loss) From Operations:
 Net investment loss (3)............................  (0.04)    (0.08)   (0.01)
 Net realized and unrealized gain (loss)............   1.52     (4.02)    0.73
                                                     ------    ------   ------
Total Income (Loss) From Operations.................   1.48     (4.10)    0.72
                                                     ------    ------   ------
Less Distributions From:
 Net realized gains.................................     --     (0.01)      --
                                                     ------    ------   ------
Total Distributions.................................     --     (0.01)      --
                                                     ------    ------   ------
Net Asset Value, End of Period...................... $10.97    $ 9.49   $13.60
                                                     ======    ======   ======
Total Return (4)....................................   15.6%++  (30.2)%    5.6%++
Net Assets, End of Period (000s)....................   $235      $140      $11
Ratios to Average Net Assets:
 Expenses...........................................   2.25%+    2.25%    2.25%+
 Net investment loss................................  (0.82)+   (0.79)   (0.55)+
Portfolio Turnover Rate.............................     16%       42%    3.51%
Before applicable waiver of management fee and
expenses absorbed by SBAM, net investment loss per
share and expense ratios would have been:
 Net investment loss per share (3).................. $(0.14)   $(0.30)  $(0.03)
 Expense ratio......................................   4.33%+    4.37%    3.36%+

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) For the period January 25, 2002 (inception date) to December 31, 2002.
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) For the period November 8, 2001 (inception date) to December 31, 2001.
#  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

All Cap Value Fund
--------------------------------------------------------------------------------

                                                                  Class 2 Shares
                                                             ------------------------
                                                              2003(1)        2002(2)
                                                             -------      --------------
Net Asset Value, Beginning of Period........................ $ 9.51           $13.19
                                                             ------           ------
Income (Loss) From Operations:
 Net investment loss (3)....................................  (0.04)           (0.08)
 Net realized and unrealized gain (loss)....................   1.53            (3.59)
                                                             ------           ------
Total Income (Loss) From Operations.........................   1.49            (3.67)
                                                             ------           ------
Less Distributions From:
 Net realized gains.........................................     --            (0.01)
                                                             ------           ------
Total Distributions.........................................     --            (0.01)
                                                             ------           ------
Net Asset Value, End of Period.............................. $11.00           $ 9.51
                                                             ======           ======
Total Return (4)............................................   15.7%++         (27.9)%++
Net Assets, End of Period (000s)............................    $49              $46
Ratios to Average Net Assets:
 Expenses...................................................   2.25%+           2.25%+
 Net investment loss........................................  (0.82)+          (0.83)+
Portfolio Turnover Rate.....................................     16%              42%
Before applicable waiver of management fee and expenses
absorbed by SBAM, net investment loss per share and expense
ratios would have been:
 Net investment loss per share (3).......................... $(0.14)          $(0.29)
 Expense ratio..............................................   4.33%+           4.34%+
All Cap Value Fund
----------------------------------------------------------------------------------------------------
                                                                          Class O Shares
                                                             -------      --------------  -------
                                                              2003(1)          2002        2001(5)
                                                             -------      --------------  -------
Net Asset Value, Beginning of Period........................ $ 9.59          $13.62        $12.50
                                                             ------           ------      -------
Income (Loss) From Operations:
 Net investment income (3)..................................   0.01           0.01           0.01
 Net realized and unrealized gain (loss)....................   1.54            (4.02)        1.11
                                                             ------           ------      -------
Total Income (Loss) From Operations.........................   1.55            (4.01)        1.12
                                                             ------           ------      -------
Less Distributions From:
 Net investment income......................................     --          (0.01)            --
 Net realized gains.........................................     --            (0.01)          --
                                                             ------           ------      -------
Total Distributions.........................................     --           (0.02)           --
                                                             ------           ------      -------
Net Asset Value, End of Period.............................. $11.14          $ 9.59        $13.62
                                                             ======           ======      =======
Total Return (4)............................................   16.2%++        (29.5)%         9.0%++
Net Assets, End of Period (000s)............................ $8,916          $7,673       $10,893
Ratios to Average Net Assets:
 Expenses...................................................   1.25%+         1.25%          1.25%+
 Net investment income......................................    0.17+         0.07           0.45+
Portfolio Turnover Rate.....................................     16%             42%         3.51%
Before applicable waiver of management fee and expenses
absorbed by SBAM, net investment loss per share and expense
ratios would have been:
 Net investment loss per share (3).......................... $(0.09)        $(0.22)        $(0.02)
 Expense ratio..............................................   3.33%+         3.35%          2.36%+

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) For the period January 17, 2002 (inception date) to December 31, 2002.
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) For the period October 15, 2001 (inception date) to December 31, 2001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Balanced Fund
--------------------------------------------------------------------------------

                                                                          Class A Shares
                                                     ---------------------------------------------------------
                                                      2003(1)     2002      2001     2000     1999     1998
                                                     -------    -------   -------  -------  -------  --------
Net Asset Value, Beginning of Period................  $11.48     $12.39    $12.84   $12.81   $13.11    $13.13
                                                     -------    -------   -------  -------  -------  --------
Income (Loss) From Operations:
 Net investment income..............................    0.17*      0.39*     0.48*    0.54*    0.50*     0.56
 Net realized and unrealized gain (loss)............    0.90      (0.80)    (0.36)    0.44    (0.08)     0.26
                                                     -------    -------   -------  -------  -------  --------
Total Income (Loss) From Operations.................    1.07      (0.41)     0.12     0.98     0.42      0.82
                                                     -------    -------   -------  -------  -------  --------
Less Distributions From:
 Net investment income..............................   (0.23)     (0.35)    (0.46)   (0.50)   (0.50)    (0.55)
 Net realized gains.................................      --      (0.15)    (0.11)   (0.45)   (0.22)    (0.29)
                                                     -------    -------   -------  -------  -------  --------
Total Distributions.................................   (0.23)     (0.50)    (0.57)   (0.95)   (0.72)    (0.84)
                                                     -------    -------   -------  -------  -------  --------
Net Asset Value, End of Period......................  $12.32     $11.48    $12.39   $12.84   $12.81    $13.11
                                                     =======    =======   =======  =======  =======  ========
Total Return (2)....................................     9.4%++    (3.3)%     1.0%     7.9%     3.2%      6.4%
Net Assets, End of Period (000s).................... $36,611    $29,341   $25,607  $24,290  $35,386   $51,443
Ratios to Average Net Assets:
 Expenses...........................................    0.95%+     0.95%     0.95%    0.95%    0.95%     0.85%
 Net investment income..............................    2.85+      3.24      3.79     4.19     3.79      4.17
Portfolio Turnover Rate.............................      78%        36%       55%      28%      34%       63%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned on
custodian cash balances, net investment income per
share and expense ratios would have been:
 Net investment income per share....................   $0.15*     $0.35*    $0.44*   $0.51*   $0.47*    $0.51
 Expense ratio......................................    1.24%+     1.24%     1.25%    1.18%    1.17%     1.17%

Balanced Fund
-------------------------------------------------------------------------------------------
                                                                          Class B Shares
                                                     ---------------------------------------------------------
                                                      2003(1)     2002      2001     2000     1999     1998
                                                     -------    -------   -------  -------  -------  --------
Net Asset Value, Beginning of Period................  $11.41     $12.32    $12.77   $12.76   $13.08    $13.12
                                                     -------    -------   -------  -------  -------  --------
Income (Loss) From Operations:
 Net investment income..............................    0.12*      0.30*     0.39*    0.44*    0.40*     0.45
 Net realized and unrealized gain (loss)............    0.89      (0.79)    (0.35)    0.44    (0.08)     0.26
                                                     -------    -------   -------  -------  -------  --------
Total Income (Loss) From Operations.................    1.01      (0.49)     0.04     0.88     0.32      0.71
                                                     -------    -------   -------  -------  -------  --------
Less Distributions From:
 Net investment income..............................   (0.18)     (0.27)    (0.38)   (0.42)   (0.42)    (0.46)
 Net realized gains.................................      --      (0.15)    (0.11)   (0.45)   (0.22)    (0.29)
                                                     -------    -------   -------  -------  -------  --------
Total Distributions.................................   (0.18)     (0.42)    (0.49)   (0.87)   (0.64)    (0.75)
                                                     -------    -------   -------  -------  -------  --------
Net Asset Value, End of Period......................  $12.24     $11.41    $12.32   $12.77   $12.76    $13.08
                                                     =======    =======   =======  =======  =======  ========
Total Return (2)....................................     9.0%++    (4.0)%     0.3%     7.1%     2.4%      5.5%
Net Assets, End of Period (000s).................... $43,451    $44,574   $61,485  $73,311  $97,656  $120,816
Ratios to Average Net Assets:
 Expenses...........................................    1.70%+     1.70%     1.69%    1.70%    1.70%     1.60%
 Net investment income..............................    2.11+      2.46      3.05     3.43     3.03      3.41
Portfolio Turnover Rate.............................      78%        36%       55%      28%      34%       63%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned on
custodian cash balances, net investment income per
share and expense ratios would have been:
 Net investment income per share....................   $0.10*     $0.26*    $0.36*   $0.41*   $0.37*    $0.41
 Expense ratio......................................    1.99%+     1.99%     1.88%    1.93%    1.92%     1.92%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 * Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Balanced Fund
--------------------------------------------------------------------------------

                                                                          Class 2 Shares
                                                     --------------------------------------------------------
                                                      2003(1)     2002      2001     2000     1999   1998(2)
                                                     -------    -------   -------  -------  -------  -------
Net Asset Value, Beginning of Period................  $11.44     $12.35    $12.81   $12.79   $13.11   $13.15
                                                     -------    -------   -------  -------  -------  -------
Income (Loss) From Operations:
 Net investment income..............................    0.12*      0.30*     0.38*    0.44*    0.41*    0.45
 Net realized and unrealized gain (loss)............    0.89      (0.79)    (0.35)    0.45    (0.09)    0.26
                                                     -------    -------   -------  -------  -------  -------
Total Income (Loss) From Operations.................    1.01      (0.49)     0.03     0.89     0.32     0.71
                                                     -------    -------   -------  -------  -------  -------
Less Distributions From:
 Net investment income..............................   (0.18)     (0.27)    (0.38)   (0.42)   (0.42)   (0.46)
 Net realized gains.................................      --      (0.15)    (0.11)   (0.45)   (0.22)   (0.29)
                                                     -------    -------   -------  -------  -------  -------
Total Distributions.................................   (0.18)     (0.42)    (0.49)   (0.87)   (0.64)   (0.75)
                                                     -------    -------   -------  -------  -------  -------
Net Asset Value, End of Period......................  $12.27     $11.44    $12.35   $12.81   $12.79   $13.11
                                                     =======    =======   =======  =======  =======  =======
Total Return (3)....................................     9.0%++    (4.0)%     0.2%     7.2%     2.4%     5.5%
Net Assets, End of Period (000s).................... $23,969    $18,168   $16,564  $15,496  $21,030  $29,458
Ratios to Average Net Assets:
 Expenses...........................................    1.70%+     1.70%     1.69%    1.70%    1.70%    1.60%
 Net investment income..............................    2.09+      2.48      3.03     3.45     3.04     3.41
Portfolio Turnover Rate.............................      78%        36%       55%      28%      34%      63%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned on
custodian cash balances, net investment income per
share and expense ratios would have been:
 Net investment income per share....................   $0.10*     $0.26*    $0.37*   $0.41*   $0.38*   $0.41
 Expense ratio......................................    1.98%+     1.99%     1.84%    1.94%    1.92%    1.92%

Balanced Fund
---------------------------------------------------
                                                                          Class O Shares
                                                     --------------------------------------------------------
                                                      2003(1)     2002      2001     2000     1999    1998
                                                     -------    -------   -------  -------  -------  -------
Net Asset Value, Beginning of Period................  $11.56     $12.47    $12.91   $12.88   $13.18   $13.20
                                                     -------    -------   -------  -------  -------  -------
Income (Loss) From Operations:
 Net investment income..............................    0.18*      0.42*     0.52*    0.58*    0.54*    0.59
 Net realized and unrealized gain (loss)............    0.91      (0.80)    (0.36)    0.43    (0.09)    0.26
                                                     -------    -------   -------  -------  -------  -------
Total Income (Loss) From Operations.................    1.09      (0.38)     0.16     1.01     0.45     0.85
                                                     -------    -------   -------  -------  -------  -------
Less Distributions From:
 Net investment income..............................   (0.24)     (0.38)    (0.49)   (0.53)   (0.53)   (0.58)
 Net realized gains.................................      --      (0.15)    (0.11)   (0.45)   (0.22)   (0.29)
                                                     -------    -------   -------  -------  -------  -------
Total Distributions.................................   (0.24)     (0.53)    (0.60)   (0.98)   (0.75)   (0.87)
                                                     -------    -------   -------  -------  -------  -------
Net Asset Value, End of Period......................  $12.41     $11.56    $12.47   $12.91   $12.88   $13.18
                                                     =======    =======   =======  =======  =======  =======
Total Return (3)....................................     9.6%++    (3.1)%     1.3%     8.1%     3.4%     6.6%
Net Assets, End of Period (000s)....................  $1,637     $1,487    $1,150   $1,504   $1,460   $1,523
Ratios to Average Net Assets:
 Expenses...........................................    0.70%+     0.70%     0.70%    0.70%    0.70%    0.60%
 Net investment income..............................    3.11+      3.47      4.03     4.45     4.00     4.41
Portfolio Turnover Rate.............................      78%        36%       55%      28%      34%      63%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned on
custodian cash balances, net investment income per
share and expense ratios would have been:
 Net investment income per share....................   $0.16*     $0.38*    $0.50*   $0.55*   $0.51*   $0.55
 Expense ratio......................................    0.99%+     0.99%     0.79%    0.93%    0.92%    0.92%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) On September 14, 1998, Class C shares were renamed as Class 2 shares.
(3) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
* Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Capital Fund
-------------------------------------------------------------------------------------------
                                                                             Class A Shares
                                                     --------------------------------------------------------------
                                                        2003(1)     2002       2001      2000      1999       1998
                                                     ---------   --------   --------  --------   -------   -------
Net Asset Value, Beginning of Period................   $18.87      $25.09     $25.44    $25.29    $22.92    $21.15
                                                     --------    --------   --------  --------   -------   -------
Income (Loss) From Operations:
 Net investment income..............................     0.05*       0.13*      0.24*     0.17*     0.15*     0.14
 Net realized and unrealized gain (loss)............     3.64       (6.30)      0.16      4.53      4.99      4.64
                                                     --------    --------   --------  --------   -------   -------
Total Income (Loss) From Operations.................     3.69       (6.17)      0.40      4.70      5.14      4.78
                                                     --------    --------   --------  --------   -------   -------
Less Distributions From:
 Net investment income..............................    (0.06)      (0.05)     (0.20)    (0.13)    (0.18)    (0.18)
 Net realized gains.................................       --          --      (0.55)    (4.42)    (2.59)    (2.83)
                                                     --------    --------   --------  --------   -------   -------
Total Distributions.................................    (0.06)      (0.05)     (0.75)    (4.55)    (2.77)    (3.01)
                                                     --------    --------   --------  --------   -------   -------
Net Asset Value, End of Period......................   $22.50      $18.87     $25.09    $25.44    $25.29    $22.92
                                                     ========    ========   ========  ========   =======   =======
Total Return (2)....................................     19.6%++    (24.6)%      1.6%     18.9%     23.1%     23.7%
Net Assets, End of Period (000s).................... $271,095    $219,140   $277,998  $109,786   $29,814   $11,425
Ratios to Average Net Assets:
 Expenses...........................................     1.13%+      1.12%      1.07%     1.16%     1.27%     1.34%
 Net investment income..............................     0.46+       0.61       0.94      0.66      0.61      0.81
Portfolio Turnover Rate.............................       53%        107%        72%       97%      126%      141%

Capital Fund
-------------------------------------------------------------------------------------------
                                                                             Class B Shares
                                                     --------------------------------------------------------------
                                                        2003(1)     2002       2001      2000      1999      1998
                                                     ---------   --------   --------  --------   -------   -------
Net Asset Value, Beginning of Period................   $18.28      $24.45     $24.86    $24.86    $22.63    $21.01
                                                     --------    --------   --------  --------   -------   -------
Income (Loss) From Operations:
 Net investment income (loss).......................    (0.04)*     (0.05)*     0.04*    (0.04)*   (0.04)*    0.09
 Net realized and unrealized gain (loss)............     3.53       (6.12)      0.16      4.46      4.92      4.45
                                                     --------    --------   --------  --------   -------   -------
Total Income (Loss) From Operations.................     3.49       (6.17)      0.20      4.42      4.88      4.54
                                                     --------    --------   --------  --------   -------   -------
Less Distributions From:
 Net investment income..............................    (0.02)         --      (0.06)       --     (0.06)    (0.09)
 Net realized gains.................................       --          --      (0.55)    (4.42)    (2.59)    (2.83)
                                                     --------    --------   --------  --------   -------   -------
Total Distributions.................................    (0.02)         --      (0.61)    (4.42)    (2.65)    (2.92)
                                                     --------    --------   --------  --------   -------   -------
Net Asset Value, End of Period......................   $21.75      $18.28     $24.45    $24.86    $24.86    $22.63
                                                     ========    ========   ========  ========   =======   =======
Total Return (2)....................................     19.1%++    (25.2)%      0.8%     18.1%     22.2%     22.6%
Net Assets, End of Period (000s).................... $341,578    $299,391   $363,817  $195,736   $79,678   $22,294
Ratios to Average Net Assets:
 Expenses...........................................     1.99%+      1.95%      1.86%     1.91%     2.02%     2.09%
 Net investment income (loss).......................    (0.40)+     (0.22)      0.15     (0.14)    (0.16)     0.17
Portfolio Turnover Rate.............................       53%        107%        72%       97%      126%      141%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
* Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Capital Fund
-------------------------------------------------------------------------------------------
                                                                            Class 2 Shares
                                                   ----------------------------------------------------------------
                                                     2003(1)      2002      2001       2000       1999     1998(2)
                                                   --------    --------   --------  --------   --------   --------
Net Asset Value, Beginning of Period..............   $18.31      $24.50     $24.90    $24.90     $22.69     $21.02
                                                   --------    --------   --------  --------   --------   --------
Income (Loss) From Operations:
 Net investment income (loss).....................    (0.04)*     (0.05)*     0.04*    (0.03)*    (0.04)*     0.07
 Net realized and unrealized gain (loss)..........     3.54       (6.14)      0.17      4.45       4.91       4.47
                                                   --------    --------   --------  --------   --------   --------
Total Income (Loss) From Operations...............     3.50       (6.19)      0.21      4.42       4.87       4.54
                                                   --------    --------   --------  --------   --------   --------
Less Distributions From:
 Net investment income............................    (0.02)         --      (0.06)       --      (0.07)     (0.04)
 Net realized gains...............................       --          --      (0.55)    (4.42)     (2.59)     (2.83)
                                                   --------    --------   --------  --------   --------   --------
Total Distributions...............................    (0.02)         --      (0.61)    (4.42)     (2.66)     (2.87)
                                                   --------    --------   --------  --------   --------   --------
Net Asset Value, End of Period....................   $21.79      $18.31     $24.50    $24.90     $24.90     $22.69
                                                   ========    ========   ========  ========   ========   ========
Total Return (3)..................................     19.1%++    (25.3)%      0.8%     18.0%      22.2%      22.6%
Net Assets, End of Period (000s).................. $416,472    $354,434   $389,731  $122,307    $24,830     $6,369
Ratios to Average Net Assets:
 Expenses.........................................     2.00%+      1.96%      1.84%     1.91%      2.02%      2.09%
 Net investment income (loss).....................    (0.41)+     (0.22)      0.16     (0.12)     (0.18)      0.09
Portfolio Turnover Rate...........................       53%        107%        72%       97%       126%       141%

Capital Fund
-------------------------------------------------------------------------------------------
                                                                            Class O Shares
                                                   ----------------------------------------------------------------
                                                     2003(1)      2002      2001       2000       1999       1998
                                                   --------    --------   --------  --------   --------   --------
Net Asset Value, Beginning of Period..............   $19.08      $25.27     $25.61    $25.43     $22.99     $21.23
                                                   --------    --------   --------  --------   --------   --------
Income (Loss) From Operations:
 Net investment income............................     0.09*       0.23*      0.34*     0.23*      0.22*      0.21
 Net realized and unrealized gain (loss)..........     3.69       (6.34)      0.16      4.57       5.00       4.62
                                                   --------    --------   --------  --------   --------   --------
Total Income (Loss) From Operations...............     3.78       (6.11)      0.50      4.80       5.22       4.83
                                                   --------    --------   --------  --------   --------   --------
Less Distributions From:
 Net investment income............................    (0.08)      (0.08)     (0.29)    (0.20)     (0.19)     (0.24)
 Net realized gains...............................       --          --      (0.55)    (4.42)     (2.59)     (2.83)
                                                   --------    --------   --------  --------   --------   --------
Total Distributions...............................    (0.08)      (0.08)     (0.84)    (4.62)     (2.78)     (3.07)
                                                   --------    --------   --------  --------   --------   --------
Net Asset Value, End of Period....................   $22.78      $19.08     $25.27    $25.61     $25.43     $22.99
                                                   ========    ========   ========  ========   ========   ========
Total Return (3)..................................     19.9%++    (24.3)%      2.0%     19.2%      23.4%      23.8%
Net Assets, End of Period (000s).................. $229,575    $187,241   $221,979  $227,739   $215,308   $194,973
Ratios to Average Net Assets:
 Expenses.........................................     0.65%+      0.67%      0.67%     0.90%      1.01%      1.08%
 Net investment income............................     0.92+       1.07       1.32      0.84       0.91       0.96
Portfolio Turnover Rate...........................       53%        107%        72%       97%       126%       141%

--------
(1)For the six months ended June 30, 2003 (unaudited).
(2)On September 14, 1998, Class C shares were renamed as Class 2 shares.
(3)Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
 * Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Capital Fund
--------------------------------------------------------------------------------

                                                              Class Y Shares
                                                     --------------------------------
                                                      2003(1)     2002      2001(2)
                                                     -------    -------   -------
Net Asset Value, Beginning of Period................  $19.10     $25.30    $27.48
                                                     -------    -------   -------
Income (Loss) From Operations:
 Net investment income..............................    0.09*      0.24*     0.30*
 Net realized and unrealized gain (loss)............    3.69      (6.36)    (1.67)
                                                     -------    -------   -------
Total Income (Loss) From Operations.................    3.78      (6.12)    (1.37)
                                                     -------    -------   -------
Less Distributions From:
 Net investment income..............................   (0.08)     (0.08)    (0.26)
 Net realized gains.................................      --         --     (0.55)
                                                     -------    -------   -------
Total Distributions.................................   (0.08)     (0.08)    (0.81)
                                                     -------    -------   -------
Net Asset Value, End of Period......................  $22.80     $19.10    $25.30
                                                     =======    =======   =======
Total Return (3)....................................    19.9%++   (24.3)%    (5.0)%++
Net Assets, End of Period (000s).................... $27,346    $22,807   $44,277
Ratios to Average Net Assets:
 Expenses...........................................    0.65%+     0.65%     0.66%+
 Net investment income..............................    0.94+      1.07      1.33+
Portfolio Turnover Rate.............................      53%       107%       72%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) For the period January 31, 2001 (inception date) to December 31, 2001.
(3) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
 * Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

International Equity Fund
--------------------------------------------------------------------------------

                                                                         Class A Shares
                                                        ------------------------------------------------
                                                         2003(1)     2002     2001     2000     1999(2)
                                                        -------    ------   ------   -------   -------
Net Asset Value, Beginning of Period...................  $5.47      $7.52    $9.60    $12.49   $10.00
                                                        ------     ------   ------   -------   ------
Income (Loss) From Operations:
 Net investment income (loss) (3)......................   0.05      (0.01)   (0.00)#   (0.04)   (0.03)
 Net realized and unrealized gain (loss)...............  (0.40)     (2.04)   (2.08)    (2.85)    2.52
                                                        ------     ------   ------   -------   ------
Total Income (Loss) From Operations....................  (0.35)     (2.05)   (2.08)    (2.89)    2.49
                                                        ------     ------   ------   -------   ------
Net Asset Value, End of Period.........................  $5.12      $5.47    $7.52    $ 9.60   $12.49
                                                        ======     ======   ======   =======   ======
Total Return (4).......................................   (6.4)%++  (27.3)%  (21.7)%   (23.1)%   24.9%++
Net Assets, End of Period (000s)....................... $6,193     $4,361   $4,770   $12,472   $2,538
Ratios to Average Net Assets:
 Expenses..............................................   1.75%+     1.75%    1.75%     1.75%    1.75%+
 Net investment income (loss)..........................   1.79+     (0.10)   (0.01)    (0.41)   (1.39)+
Portfolio Turnover Rate................................    385%        13%      16%        1%       1%
Before applicable waiver of management fee and
expenses absorbed by SBAM, net investment loss per
share and expense ratios would have been:
 Net investment income (loss) per share (3)............  $0.01     $(0.10)  $(0.02)   $(0.08)  $(0.08)
 Expense ratio.........................................   3.26%+     3.17%    1.90%     2.10%    4.36%+

International Equity Fund
-------------------------------------------------------------------------------------------
                                                                         Class B Shares
                                                        ------------------------------------------------
                                                         2003(1)     2002     2001     2000     1999(2)
                                                        -------    ------   ------   -------   -------
Net Asset Value, Beginning of Period...................  $5.33      $7.38    $9.51    $12.47   $10.00
                                                        ------     ------   ------   -------   ------
Income (Loss) From Operations:
 Net investment income (loss) (3)......................   0.02      (0.06)   (0.07)    (0.13)   (0.04)
 Net realized and unrealized gain (loss)...............  (0.37)     (1.99)   (2.06)    (2.83)    2.51
                                                        ------     ------   ------   -------   ------
Total Income (Loss) From Operations....................  (0.35)     (2.05)   (2.13)    (2.96)    2.47
                                                        ------     ------   ------   -------   ------
Net Asset Value, End of Period.........................  $4.98      $5.33    $7.38    $ 9.51   $12.47
                                                        ======     ======   ======   =======   ======
Total Return (4).......................................   (6.6)%++  (27.8)%  (22.4)%   (23.7)%   24.7%++
Net Assets, End of Period (000s)....................... $1,487     $1,727   $3,040    $4,685   $3,863
Ratios to Average Net Assets:
 Expenses..............................................   2.50%+     2.50%    2.50%     2.50%    2.50%+
 Net investment income (loss)..........................   0.92+     (0.88)   (0.83)    (1.19)   (2.30)+
Portfolio Turnover Rate................................    385%        13%      16%        1%       1%
Before applicable waiver of management fee and
expenses absorbed by SBAM, net investment loss per
share and expense ratios would have been:
 Net investment loss per share (3)..................... $(0.01)    $(0.13)  $(0.12)   $(0.17)  $(0.09)
 Expense ratio.........................................   4.02%+     3.75%    3.12%     2.85%    5.11%+

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) For the period October 25, 1999 (inception date) to December 31, 1999.
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
#  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

International Equity Fund
--------------------------------------------------------------------------------

                                                                        Class 2 Shares
                                                        -----------------------------------------------
                                                         2003(1)     2002     2001     2000    1999(2)
                                                        -------    ------   ------   ------   -------
Net Asset Value, Beginning of Period...................  $5.33      $7.38    $9.50   $12.46   $10.00
                                                        ------     ------   ------   ------   ------
Income (Loss) From Operations:
 Net investment income (loss) (3)......................   0.02      (0.06)   (0.07)   (0.13)   (0.04)
 Net realized and unrealized gain (loss)...............  (0.38)     (1.99)   (2.05)   (2.83)    2.50
                                                        ------     ------   ------   ------   ------
Total Income (Loss) From Operations....................  (0.36)     (2.05)   (2.12)   (2.96)    2.46
                                                        ------     ------   ------   ------   ------
Net Asset Value, End of Period.........................  $4.97      $5.33    $7.38   $ 9.50   $12.46
                                                        ======     ======   ======   ======   ======
Total Return (4).......................................   (6.8)%++  (27.8)%  (22.3)%  (23.8)%   24.6%++
Net Assets, End of Period (000s)....................... $1,529     $1,450   $2,576   $4,384   $2,441
Ratios to Average Net Assets:
 Expenses..............................................   2.50%+     2.50%    2.50%    2.50%    2.50%+
 Net investment income (loss)..........................   0.82+     (0.88)   (0.78)   (1.15)   (2.13)+
Portfolio Turnover Rate................................    385%        13%      16%       1%       1%
Before applicable waiver of management fee and
expenses absorbed by SBAM, net investment loss per
share and expense ratios would have been:
 Net investment loss per share (3).....................  $(0.02)   $(0.13)  $(0.11)  $(0.17)  $(0.09)
 Expense ratio.........................................   4.02%+     3.75%    2.98%    2.85%    5.09%+

International Equity Fund
-------------------------------------------------------------------------------------------
                                                                        Class O Shares
                                                        -----------------------------------------------
                                                         2003(1)     2002     2001     2000    1999(2)
                                                        -------    ------   ------   ------   -------
Net Asset Value, Beginning of Period...................  $5.39      $7.39    $9.62   $12.49   $10.00
                                                        ------     ------   ------   ------   ------
Income (Loss) From Operations:
 Net investment income (loss) (3)......................   0.06       0.01     0.04    (0.02)   (0.02)
 Net realized and unrealized gain (loss)...............  (0.40)     (2.01)   (2.27)   (2.85)    2.51
                                                        ------     ------   ------   ------   ------
Total Income (Loss) From Operations....................  (0.34)     (2.00)   (2.23)   (2.87)    2.49
                                                        ------     ------   ------   ------   ------
Net Asset Value, End of Period.........................  $5.05      $5.39    $7.39   $ 9.62   $12.49
                                                        ======     ======   ======   ======   ======
Total Return (4).......................................   (6.3)%++  (27.1)%  (23.2)%  (23.0)%   24.9%++
Net Assets, End of Period (000s).......................    $26        $18      $24   $1,012   $1,262
Ratios to Average Net Assets:
 Expenses..............................................   1.50%+     1.50%    1.50%    1.50%    1.50%+
 Net investment income (loss)..........................   2.21+      0.10     0.41    (0.22)   (0.83)+
Portfolio Turnover Rate................................    385%        13%      16%       1%       1%
Before applicable waiver of management fee and
expenses absorbed by SBAM, net investment loss per
share and expense ratios would have been:
 Net investment income (loss) per share (3)............   $0.02    $(0.08)   $0.02   $(0.06)  $(0.07)
 Expense ratio.........................................   3.02%+     2.93%    1.64%    1.85%    4.05%+

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) For the period October 25, 1999 (inception date) to December 31, 1999.
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Investors Value Fund
--------------------------------------------------------------------------------

                                                                            Class A Shares
                                                     ------------------------------------------------------------
                                                       2003(1)      2002       2001      2000     1999     1998
                                                     --------    --------   --------   -------  -------  -------
Net Asset Value, Beginning of Period................   $14.69      $18.97     $20.41    $20.70   $22.04   $21.11
                                                     --------    --------   --------   -------  -------  -------
Income (Loss) From Operations:
 Net investment income..............................     0.11*       0.19*      0.14*     0.18*    0.21*    0.19
 Net realized and unrealized gain (loss)............     1.99       (4.31)     (1.02)     2.80     2.29     2.91
                                                     --------    --------   --------   -------  -------  -------
Total Income (Loss) From Operations.................     2.10       (4.12)     (0.88)     2.98     2.50     3.10
                                                     --------    --------   --------   -------  -------  -------
Less Distributions From:
 Net investment income..............................    (0.11)      (0.16)     (0.14)    (0.19)   (0.13)   (0.17)
 Net realized gains.................................       --          --      (0.42)    (3.08)   (3.71)   (2.00)
                                                     --------    --------   --------   -------  -------  -------
Total Distributions.................................    (0.11)      (0.16)     (0.56)    (3.27)   (3.84)   (2.17)
                                                     --------    --------   --------   -------  -------  -------
Net Asset Value, End of Period......................   $16.68      $14.69     $18.97    $20.41   $20.70   $22.04
                                                     ========    ========   ========   =======  =======  =======
Total Return (2)....................................     14.4%++    (21.8)%     (4.4)%    14.9%    11.5%    15.2%
Net Assets, End of Period (000s).................... $206,942    $185,308   $160,688   $72,445  $32,817  $50,953
Ratios to Average Net Assets:
 Expenses...........................................     0.98%+      0.91%      1.03%     1.00%    0.87%    0.88%
 Net investment income..............................     1.49+       1.19       0.70      0.85     0.90     0.87
Portfolio Turnover Rate.............................       21%         44%        43%       75%      66%      74%

Investors Value Fund
--------------------------------------------------------------------------------

                                                                          Class B Shares
                                                     ---------------------------------------------------------
                                                      2003(1)     2002      2001      2000     1999     1998
                                                     -------    -------   -------   -------  -------  -------
Net Asset Value, Beginning of Period................  $14.40     $18.63    $20.09    $20.43   $21.87   $21.00
                                                     -------    -------   -------   -------  -------  -------
Income (Loss) From Operations:
 Net investment income (loss).......................    0.04*      0.02*    (0.03)*    0.02*    0.04*    0.05
 Net realized and unrealized gain (loss)............    1.95      (4.21)    (1.00)     2.77     2.26     2.85
                                                     -------    -------   -------   -------  -------  -------
Total Income (Loss) From Operations.................    1.99      (4.19)    (1.03)     2.79     2.30     2.90
                                                     -------    -------   -------   -------  -------  -------
Less Distributions From:
 Net investment income..............................   (0.05)     (0.04)    (0.01)    (0.05)   (0.03)   (0.03)
 Net realized gains.................................      --         --     (0.42)    (3.08)   (3.71)   (2.00)
                                                     -------    -------   -------   -------  -------  -------
Total Distributions.................................   (0.05)     (0.04)    (0.43)    (3.13)   (3.74)   (2.03)
                                                     -------    -------   -------   -------  -------  -------
Net Asset Value, End of Period......................  $16.34     $14.40    $18.63    $20.09   $20.43   $21.87
                                                     =======    =======   =======   =======  =======  =======
Total Return (2)....................................    13.8%++   (22.5)%    (5.3)%    14.2%    10.6%    14.3%
Net Assets, End of Period (000s).................... $51,666    $54,897   $83,335   $80,960  $81,759  $75,189
Ratios to Average Net Assets:
 Expenses...........................................    1.85%+     1.85%     1.90%     1.73%    1.61%    1.63%
 Net investment income (loss).......................    0.60+      0.13     (0.17)     0.12     0.16     0.18
Portfolio Turnover Rate.............................      21%        44%       43%       75%      66%      74%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
* Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Investors Value Fund
--------------------------------------------------------------------------------

                                                                          Class 2 Shares
                                                     ---------------------------------------------------------
                                                      2003(1)     2002      2001      2000     1999   1998(2)
                                                     -------    -------   -------   -------  -------  -------
Net Asset Value, Beginning of Period................  $14.45     $18.69    $20.13    $20.46   $21.88   $21.01
                                                     -------    -------   -------   -------  -------  -------
Income (Loss) From Operations:
 Net investment income (loss).......................    0.05*      0.04*    (0.03)*    0.02*    0.03*    0.05
 Net realized and unrealized gain (loss)............    1.95      (4.24)    (0.98)     2.78     2.30     2.84
                                                     -------    -------   -------   -------  -------  -------
Total Income (Loss) From Operations.................    2.00      (4.20)    (1.01)     2.80     2.33     2.89
                                                     -------    -------   -------   -------  -------  -------
Less Distributions From:
 Net investment income..............................   (0.05)     (0.04)    (0.01)    (0.05)   (0.04)   (0.02)
 Net realized gains.................................      --         --     (0.42)    (3.08)   (3.71)   (2.00)
                                                     -------    -------   -------   -------  -------  -------
Total Distributions.................................   (0.05)     (0.04)    (0.43)    (3.13)   (3.75)   (2.02)
                                                     -------    -------   -------   -------  -------  -------
Net Asset Value, End of Period......................  $16.40     $14.45    $18.69    $20.13   $20.46   $21.88
                                                     =======    =======   =======   =======  =======  =======
Total Return (3)....................................    13.9%++   (22.5)%    (5.2)%    14.2%    10.7%    14.3%
Net Assets, End of Period (000s).................... $62,977    $53,052   $72,607   $25,580  $17,883  $17,680
Ratios to Average Net Assets:
 Expenses...........................................    1.81%+     1.78%     1.86%     1.74%    1.61%    1.63%
 Net investment income (loss).......................    0.66+      0.22     (0.14)     0.11     0.15     0.18
Portfolio Turnover Rate.............................      21%        44%       43%       75%      66%      74%

Investors Value Fund
--------------------------------------------------------------------------------

                                                                             Class O Shares
                                                     ---------------------------------------------------------------
                                                       2003(1)      2002       2001      2000      1999      1998
                                                     --------    --------   --------   --------  --------  --------
Net Asset Value, Beginning of Period................   $14.66      $18.94     $20.38     $20.69    $22.05    $21.13
                                                     --------    --------   --------   --------  --------  --------
Income (Loss) From Operations:
 Net investment income..............................     0.13*       0.23*      0.19*      0.24*     0.26*     0.25
 Net realized and unrealized gain (loss)............     1.99       (4.31)     (1.02)      2.80      2.31      2.90
                                                     --------    --------   --------   --------  --------  --------
Total Income (Loss) From Operations.................     2.12       (4.08)     (0.83)      3.04      2.57      3.15
                                                     --------    --------   --------   --------  --------  --------
Less Distributions From:
 Net investment income..............................    (0.13)      (0.20)     (0.19)     (0.27)    (0.22)    (0.23)
 Net realized gains.................................       --          --      (0.42)     (3.08)    (3.71)    (2.00)
                                                     --------    --------   --------   --------  --------  --------
Total Distributions.................................    (0.13)      (0.20)     (0.61)     (3.35)    (3.93)    (2.23)
                                                     --------    --------   --------   --------  --------  --------
Net Asset Value, End of Period......................   $16.65      $14.66     $18.94     $20.38    $20.69    $22.05
                                                     ========    ========   ========   ========  ========  ========
Total Return (3)....................................     14.6%++    (21.6)%     (4.2)%     15.2%     11.7%     15.4%
Net Assets, End of Period (000s).................... $674,159    $493,344   $665,747   $702,394  $662,248  $650,916
Ratios to Average Net Assets:
 Expenses...........................................     0.69%+      0.63%      0.74%      0.73%     0.63%     0.63%
 Net investment income..............................     1.77+       1.37       0.98       1.12      1.16      1.15
Portfolio Turnover Rate.............................       21%         44%       43 %        75%       66%       74%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) On September 14, 1998, Class C shares were renamed as Class 2 shares.
(3) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
* Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Investors Value Fund
--------------------------------------------------------------------------------

                                                                  Class Y Shares
                                                        -----------------------------------
                                                           2003(1)      2002      2001(2)
                                                        ----------   ----------------------
Net Asset Value, Beginning of Period...................    $14.66      $18.94    $19.41
                                                         --------    --------   -------
Income (Loss) From Operations:
 Net investment income.................................      0.14*       0.26*     0.08
 Net realized and unrealized gain (loss)...............      1.99       (4.34)    (0.46)
                                                         --------    --------   -------
Total Income (Loss) From Operations....................      2.13       (4.08)    (0.38)
                                                         --------    --------   -------
Less Distributions From:
 Net investment income.................................     (0.14)      (0.20)    (0.09)
                                                         --------    --------   -------
Total Distributions....................................     (0.14)      (0.20)    (0.09)
                                                         --------    --------   -------
Net Asset Value, End of Period.........................    $16.65      $14.66    $18.94
                                                         ========    ========   =======
Total Return (3).......................................      14.6%++    (21.6)%    (1.9)%++
Net Assets, End of Period (000s).......................  $401,368    $274,763   $61,002
Ratios to Average Net Assets:
 Expenses..............................................      0.68%+      0.59%     0.73%+
 Net investment income.................................      1.81+       1.66      0.98+
Portfolio Turnover Rate................................        21%         44%       43%

--------
(1)For the six months ended June 30, 2003 (unaudited).
(2)For the period July 16, 2001 (inception date) to December 31, 2001.
(3)Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.
 * Per share amounts have been calculated using the monthly average shares method.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Large Cap Growth Fund
-------------------------------------------------------------------------------------------------------
                                                                       Class A Shares
                                                     --------------------------------------------------
                                                        2003(1)    2002     2001     2000      1999(2)
                                                     ----------  ------   ------   ------   ----------
Net Asset Value, Beginning of Period................    $6.13     $8.22    $9.37   $11.18     $10.00
                                                       ------    ------   ------   ------     ------
Income (Loss) From Operations:
 Net investment loss (3)............................    (0.00)#   (0.02)   (0.03)   (0.06)     (0.01)
 Net realized and unrealized gain (loss)............     0.58     (2.07)   (1.12)   (1.73)      1.19
                                                       ------    ------   ------   ------     ------
Total Income (Loss) From Operations.................     0.58     (2.09)   (1.15)   (1.79)      1.18
                                                       ------    ------   ------   ------     ------
Less Distributions From:
 Net realized gains.................................       --        --       --    (0.02)        --
 Capital............................................       --        --       --    (0.00)#       --
                                                       ------    ------   ------   ------     ------
Total Distributions.................................       --        --       --    (0.02)        --
                                                       ------    ------   ------   ------     ------
Net Asset Value, End of Period......................    $6.71     $6.13    $8.22   $ 9.37     $11.18
                                                       ======    ======   ======   ======     ======
Total Return (4)....................................      9.5%++  (25.4)%  (12.3)%  (16.0)%     11.8%++
Net Assets, End of Period (000s)....................   $1,633      $973   $2,236   $2,199     $2,070
Ratios to Average Net Assets:
 Expenses...........................................     1.45%+    1.45%    1.45%    1.45%      1.44%+
 Net investment loss................................    (0.08)+   (0.29)   (0.39)   (0.51)     (0.37)+
Portfolio Turnover Rate.............................       15%       34%      54%      79%        10%
Before applicable waiver of management fee and
expenses absorbed by SBAM, net investment loss per
share and expense ratios would have been:
 Net investment loss per share (3)..................   $(0.03)   $(0.18)  $(0.09)  $(0.10)    $(0.07)
 Expense ratio......................................     2.20%+    3.67%    2.22%    1.88%      4.02%+

Large Cap Growth Fund
-------------------------------------------------------------------------------------------------------
                                                                       Class B Shares
                                                     --------------------------------------------------
                                                        2003(1)    2002     2001     2000      1999(2)
                                                     ----------  ------   ------   ------   ----------
Net Asset Value, Beginning of Period................    $5.98     $8.09    $9.29   $11.17     $10.00
                                                       ------    ------   ------   ------     ------
Income (Loss) From Operations:
 Net investment loss (3)............................    (0.03)    (0.07)   (0.10)   (0.14)     (0.02)
 Net realized and unrealized gain (loss)............     0.58     (2.04)   (1.10)   (1.72)      1.19
                                                       ------    ------   ------   ------     ------
Total Income (Loss) From Operations.................     0.55     (2.11)   (1.20)   (1.86)      1.17
                                                       ------    ------   ------   ------     ------
Less Distributions From:
 Net realized gains.................................       --        --       --    (0.02)        --
 Capital............................................       --        --       --    (0.00)#       --
                                                       ------    ------   ------   ------     ------
Total Distributions.................................       --        --       --    (0.02)        --
                                                       ------    ------   ------   ------     ------
Net Asset Value, End of Period......................    $6.53     $5.98    $8.09   $ 9.29     $11.17
                                                       ======    ======   ======   ======     ======
Total Return (4)....................................      9.2%++  (26.1)%  (12.9)%  (16.6)%     11.7%++
Net Assets, End of Period (000s)....................   $2,932    $2,631   $4,117   $6,709     $6,243
Ratios to Average Net Assets:
 Expenses...........................................     2.20%+    2.20%    2.19%    2.20%      2.21%+
 Net investment loss................................    (0.83)+   (1.03)   (1.15)   (1.26)     (1.17)+
Portfolio Turnover Rate.............................       15%       34%      54%      79%        10%
Before applicable waiver of management fee and
expenses absorbed by SBAM, net investment loss per
share and expense ratios would have been:
 Net investment loss per share (3)..................   $(0.05)   $(0.23)  $(0.16)  $(0.18)    $(0.08)
 Expense ratio......................................     2.95%+    4.44%    2.92%    2.63%      4.73%+

--------
(1)For the six months ended June 30, 2003 (unaudited).
(2)For the period October 25, 1999 (inception date) to December 31, 1999.
(3)Per share amounts have been calculated using the monthly average shares method.
(4)Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 # Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Large Cap Growth Fund
--------------------------------------------------------------------------------

                                                                     Class 2 Shares
                                                     ----------------------------------------------
                                                      2003(1)    2002     2001     2000    1999(2)
                                                     -------   ------   ------   ------   -------
Net Asset Value, Beginning of Period................  $5.99     $8.10    $9.30   $11.16   $10.00
                                                     ------    ------   ------   ------   ------
Income (Loss) From Operations:
 Net investment loss (3)............................  (0.03)    (0.07)   (0.09)   (0.14)   (0.02)
 Net realized and unrealized gain (loss)............   0.57     (2.04)   (1.11)   (1.70)    1.18
                                                     ------    ------   ------   ------   ------
Total Income (Loss) From Operations.................   0.54     (2.11)   (1.20)   (1.84)    1.16
                                                     ------    ------   ------   ------   ------
Less Distributions From:
 Net realized gains.................................     --        --       --    (0.02)      --
 Capital............................................     --        --       --    (0.00)#     --
                                                     ------    ------   ------   ------   ------
Total Distributions.................................     --        --       --    (0.02)      --
                                                     ------    ------   ------   ------   ------
Net Asset Value, End of Period......................  $6.53     $5.99    $8.10   $ 9.30   $11.16
                                                     ======    ======   ======   ======   ======
Total Return (4)....................................    9.0%++  (26.1)%  (12.9)%  (16.5)%   11.6%++
Net Assets, End of Period (000s).................... $2,561    $2,786   $3,366   $2,362   $1,234
Ratios to Average Net Assets:
 Expenses...........................................   2.20%+    2.20%    2.19%    2.20%    2.19%+
 Net investment loss................................  (0.84)+   (1.01)   (1.14)   (1.27)   (1.14)+
Portfolio Turnover Rate.............................     15%       34%      54%      79%      10%
Before applicable waiver of management fee and
expenses absorbed by SBAM, net investment loss per
share and expense ratios would have been:
 Net investment loss per share (3).................. $(0.05)   $(0.22)  $(0.16)  $(0.18)  $(0.08)
 Expense ratio......................................   2.95%+    4.48%    2.95%    2.63%    4.71%+

Large Cap Growth Fund
---------------------------------------------------
                                                                     Class O Shares
                                                     ----------------------------------------------
                                                      2003(1)    2002     2001     2000    1999(5)
                                                     -------   ------   ------   ------   -------
Net Asset Value, Beginning of Period................  $6.10     $8.17    $9.40   $11.18   $10.00
                                                     ------    ------   ------   ------   ------
Income (Loss) From Operations:
 Net investment income (loss) (3)...................   0.00#     0.00#   (0.02)   (0.03)   (0.00)#
 Net realized and unrealized gain (loss)............   0.59     (2.07)   (1.21)   (1.73)    1.18
                                                     ------    ------   ------   ------   ------
Total Income (Loss) From Operations.................   0.59     (2.07)   (1.23)   (1.76)    1.18
                                                     ------    ------   ------   ------   ------
Less Distributions From:
 Net realized gains.................................     --        --       --    (0.02)      --
 Capital............................................     --        --       --    (0.00)#     --
                                                     ------    ------   ------   ------   ------
Total Distributions.................................     --        --       --    (0.02)      --
                                                     ------    ------   ------   ------   ------
Net Asset Value, End of Period......................  $6.69     $6.10    $8.17   $ 9.40   $11.18
                                                     ======    ======   ======   ======   ======
Total Return (4)....................................    9.7%++  (25.3)%  (13.1)%  (15.7)%   11.8%++
Net Assets, End of Period (000s)....................     $9       $11      $20   $1,626   $1,917
Ratios to Average Net Assets:
 Expenses...........................................   1.20%+    1.21%    1.19%    1.20%    1.21%+
 Net investment income (loss).......................   0.16+    (0.04)   (0.18)   (0.25)   (0.11)+
Portfolio Turnover Rate.............................     15%       34%      54%      79%      10%
Before applicable waiver of management fee and
expenses absorbed by SBAM, net investment loss per
share and expense ratios would have been:
 Net investment loss per share (3).................. $(0.02)   $(0.16)  $(0.07)  $(0.07)  $(0.07)
 Expense ratio......................................   1.95%+    3.42%    1.76%    1.62%    3.88%+

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) For the period October 25, 1999 (inception date) to December 31, 1999.
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) For the period October 26, 1999 (inception date) to December 31, 1999.
#  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Small Cap Growth Fund
--------------------------------------------------------------------------------

                                                                               Class A Shares
                                                     ------------------------------------------------------------------
                                                       2003(1)      2002        2001       2000       1999     1998(2)
                                                     --------    --------    --------   --------   --------   -------
Net Asset Value, Beginning of Period................   $ 8.91      $13.29      $14.23     $17.23     $11.59   $10.00
                                                     --------    --------    --------   --------   --------   ------
Income (Loss) From Operations:
 Net investment income (loss).......................     0.01*       0.02*       0.02*     (0.04)*    (0.07)*  (0.02)
 Net realized and unrealized gain (loss)............     1.63       (4.39)      (0.96)      2.55       6.63     1.61
                                                     --------    --------    --------   --------   --------   ------
Total Income (Loss) From Operations.................     1.64       (4.37)      (0.94)      2.51       6.56     1.59
                                                     --------    --------    --------   --------   --------   ------
Less Distributions From:
 Net realized gains.................................       --       (0.01)         --      (5.51)     (0.92)      --
                                                     --------    --------    --------   --------   --------   ------
Total Distributions.................................       --       (0.01)         --      (5.51)     (0.92)      --
                                                     --------    --------    --------   --------   --------   ------
Net Asset Value, End of Period......................   $10.55      $ 8.91      $13.29     $14.23     $17.23   $11.59
                                                     ========    ========    ========   ========   ========   ======
Total Return (3)....................................     18.4%++    (32.9)%      (6.6)%     14.1%      57.5%    15.9%++
Net Assets, End of Period (000s).................... $195,410    $151,393    $198,068   $178,307   $167,281   $3,205
Ratios to Average Net Assets:
 Expenses...........................................     1.32%+      0.91%       1.30%      1.39%      1.37%    1.50%+
 Net investment income (loss).......................     0.22+       0.20        0.15      (0.25)     (0.52)   (0.51)+
Portfolio Turnover Rate.............................       69%         84%         97%       123%       142%      96%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned on
custodian cash balances, net investment loss per
share and expense ratios would have been:
 Net investment loss per share......................      N/A       $(0.01)*      N/A        N/A     $(0.08)* $(0.06)
 Expense ratio......................................      N/A        1.18%        N/A        N/A       1.40%    2.30%+

Small Cap Growth Fund
-------------------------------------------------------------------------------------------
                                                                               Class B Shares
                                                     ------------------------------------------------------------------
                                                       2003(1)      2002        2001       2000       1999     1998(2)
                                                     --------    --------    --------   --------   --------   -------
Net Asset Value, Beginning of Period................   $ 8.51      $12.82      $13.85     $17.01     $11.55   $10.00
                                                     --------    --------    --------   --------   --------   ------
Income (Loss) From Operations:
 Net investment loss................................    (0.03)*     (0.08)*     (0.07)*    (0.17)*    (0.17)*  (0.06)
 Net realized and unrealized gain (loss)............     1.56       (4.22)      (0.96)      2.52       6.55     1.61
                                                     --------    --------    --------   --------   --------   ------
Total Income (Loss) From Operations.................     1.53       (4.30)      (1.03)      2.35       6.38     1.55
                                                     --------    --------    --------   --------   --------   ------
Less Distributions From:
 Net realized gains.................................       --       (0.01)         --      (5.51)     (0.92)      --
                                                     --------    --------    --------   --------   --------   ------
Total Distributions.................................       --       (0.01)         --      (5.51)     (0.92)      --
                                                     --------    --------    --------   --------   --------   ------
Net Asset Value, End of Period......................   $10.04      $ 8.51      $12.82     $13.85     $17.01   $11.55
                                                     ========    ========    ========   ========   ========   ======
Total Return (3)....................................     18.0%++    (33.6)%      (7.4)%     13.2%      56.2%    15.5%++
Net Assets, End of Period (000s)....................  $39,996     $45,653     $77,964   $132,219   $124,560   $3,850
Ratios to Average Net Assets:
 Expenses...........................................     2.15%+      1.87%       2.14%      2.14%      2.12%    2.25%+
 Net investment loss................................    (0.76)+     (0.76)      (0.59)     (1.00)     (1.23)   (1.21)+
Portfolio Turnover Rate.............................       69%         84%         97%       123%       142%      96%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned on
custodian cash balances, net investment loss per
share and expense ratios would have been:
 Net investment loss per share......................      N/A      $(0.11)*       N/A        N/A     $(0.17)* $(0.10)
 Expense ratio......................................      N/A        2.14%        N/A        N/A       2.15%    3.05%+

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) For the period July 1, 1998 (inception date) to December 31, 1998.
(3) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
* Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Financial Highlights
          (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Small Cap Growth Fund
-------------------------------------------------------------------------------------------
                                                                             Class 2 Shares
                                                     ---------------------------------------------------------------
                                                       2003(1)    2002      2001       2000      1999    1998(2)(3)
                                                     --------   -------   -------   -------    -------   ----------
Net Asset Value, Beginning of Period................  $ 8.57     $12.86    $13.88    $17.04     $11.56     $10.00
                                                     -------    -------   -------   -------    -------     ------
Income (Loss) From Operations:
 Net investment loss................................   (0.03)*    (0.05)*   (0.08)*   (0.17)*    (0.17)*    (0.06)
 Net realized and unrealized gain (loss)............    1.56      (4.23)    (0.94)     2.52       6.57       1.62
                                                     -------    -------   -------   -------    -------     ------
Total Income (Loss) From Operations.................    1.53      (4.28)    (1.02)     2.35       6.40       1.56
                                                     -------    -------   -------   -------    -------     ------
Less Distributions From:
 Net realized gains.................................      --      (0.01)       --     (5.51)     (0.92)        --
                                                     -------    -------   -------   -------    -------     ------
Total Distributions.................................      --      (0.01)       --     (5.51)     (0.92)        --
                                                     -------    -------   -------   -------    -------     ------
Net Asset Value, End of Period......................  $10.10     $ 8.57    $12.86    $13.88     $17.04     $11.56
                                                     =======    =======   =======   =======    =======     ======
Total Return (4)....................................    17.9%++   (33.3)%    (7.4)%    13.2%      56.3%      15.6%++
Net Assets, End of Period (000s).................... $38,470    $32,369   $27,288   $16,468    $14,285     $1,471
Ratios to Average Net Assets:.......................
 Expenses...........................................    2.08%+     1.61%     2.07%     2.14%      2.14%      2.25%+
 Net investment loss................................   (0.58)+    (0.50)    (0.67)    (1.00)     (1.22)     (1.35)+
Portfolio Turnover Rate.............................      69%        84%       97%      123%       142%        96%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned on
custodian cash balances, net investment loss per
share and expense ratios would have been:
 Net investment loss per share......................     N/A     $(0.08)*     N/A       N/A     $(0.17)*   $(0.10)
 Expense ratio......................................     N/A       1.89%      N/A       N/A       2.18%      3.05%+

Small Cap Growth Fund
-------------------------------------------------------------------------------------------
                                                                             Class O Shares
                                                     ---------------------------------------------------------------
                                                       2003(1)    2002      2001       2000      1999     1998(2)
                                                     --------   -------   -------   -------    -------   ----------
Net Asset Value, Beginning of Period................  $ 9.01     $13.42    $14.34    $17.29     $11.60     $10.00
                                                     -------    -------   -------   -------    -------     ------
Income (Loss) From Operations:
 Net investment income (loss).......................    0.02*      0.03*     0.05*    (0.00)*#   (0.06)*    (0.01)
 Net realized and unrealized gain (loss)............    1.66      (4.43)    (0.97)     2.56       6.67       1.61
                                                     -------    -------   -------   -------    -------     ------
Total Income (Loss) From Operations.................    1.68      (4.40)    (0.92)     2.56       6.61       1.60
                                                     -------    -------   -------   -------    -------     ------
Less Distributions From:
 Net realized gains.................................      --      (0.01)       --     (5.51)     (0.92)        --
                                                     -------    -------   -------   -------    -------     ------
Total Distributions.................................      --      (0.01)       --     (5.51)     (0.92)        --
                                                     -------    -------   -------   -------    -------     ------
Net Asset Value, End of Period......................  $10.69     $ 9.01    $13.42    $14.34     $17.29     $11.60
                                                     =======    =======   =======   =======    =======     ======
Total Return (4)....................................    18.7%++   (32.8)%    (6.4)%    14.4%      57.9%      16.0%++
Net Assets, End of Period (000s)....................    $634       $505      $595      $621        $67        $67
Ratios to Average Net Assets:
 Expenses...........................................    1.11%+     0.77%     1.10%     1.17%      1.24%      1.25%+
 Net investment income (loss).......................    0.54+      0.30      0.37     (0.01)     (0.49)     (0.18)+
Portfolio Turnover Rate.............................      69%        84%       97%      123%       142%        96%
Before applicable waiver of management fee,
expenses absorbed by SBAM and credits earned on
custodian cash balances, net investment loss per
share and expense ratios would have been:
 Net investment income (loss) per share.............     N/A      $0.01*      N/A       N/A     $(0.06)*   $(0.05)
 Expense ratio......................................     N/A       1.01%      N/A       N/A       1.27%      2.05%+

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) For the period July 1, 1998 (inception date) to December 31, 1998.
(3) On September 14, 1998, Class C shares were renamed as Class 2 shares.
(4) Total return is calculated assuming a $1,000 investment of the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
* Per share amounts have been calculated using the monthly average shares method.
#  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

          Salomon Brothers Investment Series

Officers
R. Jay Gerken, CFA
    Chairman, President and Chief Executive Officer
Lewis E. Daidone
    Executive Vice President and Chief Administrative Officer
Robert E. Amodeo**
    Executive Vice President
Charles K. Baroles**
    Executive Vice President
James E. Craige, CFA**
    Executive Vice President
John B. Cunningham, CFA*
    Executive Vice President
Thomas K. Flanagan**
    Executive Vice President
John G. Goode**
    Executive Vice President
Peter J. Hable**
    Executive Vice President
ROGER M. LAVAN, CFA**
    Executive Vice President
Ross S. Margolies***
    Executive Vice President
Mark McAllister*
    Executive Vice President
Beth A. Semmel, CFA**
    Executive Vice President
Peter J. Wilby, CFA**
    Executive Vice President
George J. Williamson**
    Executive Vice President
Thomas A. Croak**
    Executive Vice President
Robert M. Donahue, JR.***
    Executive Vice President
Maureen O'Callaghan**
    Executive Vice President
Andrew Beagley
    Vice President and Chief Anti-Money Laundering Compliance Officer Frances M. Guggino
    Controller
Christina T. Sydor
    Secretary

--------------------------------------------------------------------------------
   *Salomon Brothers Investors Value Fund Inc only
  **Salomon Brothers Series Funds Inc only
 ***Salomon Brothers Capital Fund Inc only
Investment Manager
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

Dividend Disbursing and Transfer Agent
    PFPC Global Fund Services
    P.O. Box 9764
    Providence, Rhode Island 02940-9764

Legal Counsel
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

Independent Auditors
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

Directors
Andrew L. Breech*,***
Carol L. Colman
Daniel P. Cronin**
William R. Dill*,***
Leslie H. Gelb**
R. Jay Gerken, CFA
William R. Hutchinson
Clifford M. Kirtland, Jr.*,***
Louis P. Mattis*,***
Dr. Riodan Roett**
Jeswald W. Salacuse**
Thomas F. Schlafly*,***

[LOGO] SALOMON
       BROTHERS
       Asset Management
SALOMON BROTHERS ASSET MANAGEMENT
399 Park Avenue
New York, New York 10022
WWW.SBAM.COM

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

SBSEQSEMI 6/03  03-4961

ITEM 2. CODE OF ETHICS.

     Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

     (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

     (a)  Not applicable.

     (b)  Attached hereto.

     Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc


By: /s/ R. Jay Gerken
    ----------------------------------
    R. Jay Gerken
    Chief Executive Officer of
    Salomon Brothers Series Funds Inc

Date: August 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ R. Jay Gerken
    ----------------------------------
    (R. Jay Gerken)
    Chief Executive Officer of
    Salomon Brothers Series Funds Inc

Date: August 29, 2003


By: /s/ Lewis E. Daidone
    ----------------------------------
    (Lewis E. Daidone)
    Chief Administrative Officer of
    Salomon Brothers Series Funds Inc

Date: August 29, 2003